UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03342

Sit Mid Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)

80 South Eighth Street
3300 IDS Center
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
80 South Eighth Street
3300 IDS Center
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:	June 30, 2010

Date of reporting period:	December 31, 2009

Item 1:	Reports to Stockholders

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03343

Sit Large Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)

80 South Eighth Street
3300 IDS Center
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
80 South Eighth Street
3300 IDS Center
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:	June 30, 2010

Date of reporting period:	December 31, 2009

Item 1:	Reports to Stockholders

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06373

Sit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

80 South Eighth Street
3300 IDS Center
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
80 South Eighth Street
3300 IDS Center
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:	June 30, 2010

Date of reporting period:	December 31, 2009

Item 1:	Reports to Stockholders

Sit Mutual Funds

Stock Funds
Semi-Annual Report

Six Months Ended December 31, 2009

A FAMILY OF NO-LOAD FUNDS

Balanced Fund
Dividend Growth Fund
Global Dividend Growth Fund
Large Cap Growth Fund
Mid Cap Growth Fund
International Growth Fund
Small Cap Growth Fund
Developing Markets Growth Fund

Sit Mutual Funds
STOCK FUNDS SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Sit Mutual Funds
Six Months Ended December 31, 2009

Chairman’s Letter

Dear Fellow Shareholders:

          Stocks produced strong gains over the past six months and for the full year of 2009, buoyed by global fiscal and monetary stimulus, surprising strength in corporate profits and increasing signs that a global economic recovery, although fragile, is underway.

Economic Overview
          By most measures, the U.S. economy shifted from recession to recovery during the second half of 2009. Monetary easing by the world’s central banks and massive stimulus packages by the world’s governments were key drivers propelling major economies out of recession. Following four consecutive quarters of declining Gross Domestic Product (GDP), economic growth turned positive in the second half of the year. Perhaps the most surprising component within the GDP calculation has been the strength in consumer spending, which accounts for nearly 70% of the U.S. economy. Personal consumption expenditures rose almost +2% in the third quarter, and further gains are expected in the fourth quarter. We attribute this improvement to a combination of waning weakness in the labor market, rising stock prices, low interest rates and government stimulus (e.g., “cash for clunkers”). Export activity has also improved, as global economies are picking up steam, boosting domestic manufacturing activity. These trends have been encouraging, leading many economists to raise their GDP forecasts, based on recent data and due to the fact that steep contractions have historically been followed by sharp rebounds. Our view, however, is that the headwinds in the U.S. economy will make a surge in growth difficult to maintain. Key reasons for this expectation include still-elevated consumer debt levels, structurally higher unemployment and a weakened banking system that is facing tougher regulatory hurdles in the years ahead. In addition, the diminishing impact of fiscal and monetary stimulus could temper economic activity in late 2010 and 2011. We expect U.S. GDP to grow +2.4% in 2010, with somewhat faster growth during the first half of the year compared to the second half.
          The Federal Reserve last met on December 16th and, while acknowledging an improving economy and stabilizing labor markets, reaffirmed its pledge to keep interest rates “exceptionally low” for an “extended period of time.” Investors are clearly concerned that this highly accommodative policy will follow the historical pattern of breeding inflation pressures, and the sharp rise in commodity prices over the course of 2009 adds to this concern. To this point, the Federal Reserve members were not all in agreement on the economic outlook and monetary policy. Their debate highlights the abundance of crosscurrents at work in the economy; so, policymakers must be highly flexible and responsive to changes in inflationary expectations, in particular.
          In terms of fiscal policy, both the near-term and longterm outlooks are daunting. The budget deficit for the fiscal year ended September 30th, 2009 was $1.42 trillion, nearly a trillion dollars greater than the year before ($455 billion). This is the largest shortfall relative to the size of the economy since 1945 and equates to about 10% of GDP. While President Obama had vowed to reduce deficits to 3% of GDP by the end of 2013, the combination of expensive stimulus efforts and lower tax revenues are posing a challenge to his goal. Furthermore, the Administration is looking for policies that might help create jobs, which will likely include more targeted stimulus measures. Bottom line, given the surge in public debt and our country’s reliance on foreign investors to continue to purchase Treasuries, it is critical that budget restraint and improved economic conditions serve to bring down deficits in future years.

Equity Strategy
          It has been a wild ride for investors, with a 17-month bear market ending in early 2009, followed by the Dow Jones Industrial Average climbing 59% from the low. The question on the minds of many investors is whether the market rally has perhaps gone too far, too fast, given that a full-fledged economic recovery is not yet a certainty. First, it should be noted that the market bottom on March 9th was exacerbated by “panic” selling, as it looked as though the entire banking system was headed for collapse. We believe a large part of the 50%+ recovery in stocks was simply avoiding this outcome and the economic aftershocks. Second, unlike previous cycles, economies outside the U.S. (most notably, China) are leading the economic recovery and, thus, are supporting earnings for U.S. companies. Third, the actions taken by corporations to reduce costs have been unprecedented, and this resulted in better-than-expected earnings in 2009 and sets the stage for significant earnings gains ahead as revenue growth resumes. While the market’s advance can largely be supported by these factors, we do, however, expect the equity rally to move into a more challenging phase in 2010, as valuations are now back to “normal” levels. In short, we believe that significant improvements in earnings (the “E” in the P/E) must take over as the key driver of stock prices in the quarters ahead.
          One of the most interesting aspects of the market rally has been a dramatic reversal in investor risk appetite that has occurred over the past year. While higher quality stocks fared relatively well during the downturn, investors “chased” higher risk, lower quality securities throughout much of 2009. This is not unusual – lower quality stocks have historically performed well early in an economic recovery. Characteristics of these stocks include low stock prices, elevated debt levels, and highly cyclical or volatile earnings. In short, we believe the low-quality rally has largely run its course. It is our view that this economic recovery will be quite subdued by historical standards and may not be strong enough to “lift all boats.” Therefore, investors are likely to gravitate toward quality companies that can deliver both sustainable earnings growth and dividends, both near- and longer-term. In terms of our investment strategy, we continue to believe maintaining a diversified and high quality portfolio is appropriate. In recent months, we have taken steps to modestly increase weightings in attractively-valued sectors that stand to benefit from cyclical improvements in the economy, including technology, finance and producer manufacturing. Conversely, weightings have modestly decreased in areas less sensitive to economic conditions, such as health care and consumer staples.
          International markets also performed quite well in 2009, particularly emerging markets, where economic trends steadily improved throughout the year. Many regions with strong natural resource bases, such as Latin America, fared quite well, given the sharp rise in commodity prices that took place over the past twelve months. Similar to the U.S., we anticipate that various monetary and fiscal measures will be wound down, and this may lead to increasing stock market volatility in the months ahead. China and Australia, for example, have taken initial steps toward tighter monetary policy. In terms of geographical preference, we remain positive on Asia ex-Japan, but are more cautious on Europe and Japan given structural concerns in each region.
          This past year was quite rewarding for investors, particularly those who were able to “ride out the storm” after a difficult 2008. While the investment environment remains challenging, our research team is focused on identifying attractive, enduring opportunities that will serve our shareholders well over the long term.

With best wishes,

Roger J. Sit
Chairman, President, CEO and Global CIO

Sit Mutual Funds
Six Months Ended December 31, 2009

Performance Summary and Stock Funds Market Review

          Global equities rallied over the past six months, with almost all of the major indices that we monitor posting 20% or greater gains during the period.
          Within the U.S., small and medium capitalization stocks outperformed larger issues over the past six months, as the Russell 2000 Index advanced +23.90% and the S&P Midcap 400 Index gained +26.65%, while the S&P 500 Index rose +22.59%. Growth stocks underperformed value stocks over the period, with the growth-value return differential greatest among smaller stocks. For example, the Russell 2000 Growth Index gained +20.75% over the past six months, while the Russell 2000 Value Index was up +27.15%, representing more than a 600 basis point differential. The performance gap between the Russell 1000 Growth Index (+23.02% for six months) and the Russell 1000 Value Index (+23.23%) was more modest.
          Although there was a wide differential in sector performance, all groups posted +10% or greater returns over the past six months. The most “cyclical” sectors of the market generally fared the best. For example, within the S&P 500 Index, sectors that outperformed the overall index over the period included consumer durables, non-energy minerals, producer manufacturing, and consumer services. Conversely, the sectors that underperformed the broader market over the past six months included communications, energy minerals, utilities and health technology. These sectors tend to be disproportionately influenced by some very large, “low beta” companies that lagged the overall market, including AT&T, Verizon Communications, Exxon Mobil Corp., Exelon Corp., and Johnson & Johnson.
          The improving investor sentiment driving domestic stocks higher in the second half also impacted markets outside the U.S., with all regions except the Pacific rising more than +20%. The MSCI World Index gained +21.20% over the past six months, with the Emerging Market component performing particularly well, up +29.97% for the period. The MSCI Europe Index advanced +25.83% and the MSCI USA Index gained +21.31%. The MSCI Pacific Index rose +12.01%, but was up +31.62% excluding Japan. The Japan component was the notable underperformer during the period, as the MSCI Japan Index grew only +2.81% in the second half of 2009.

SIT EQUITY FUNDS	3-Month Return*
Balanced SIBAX	4.06%
S&P 500 Index	6.04
Barclays Capital Aggregate Bond Index	0.20
Dividend Growth Class I(1) SDVGX	6.14
S&P 500 Index	6.04
Dividend Growth Class S(1) SDVSX	6.13
S&P 500 Index	6.04
Global Dividend Growth(2) Class I(1) GDGIX	5.17
Global Dividend Growth(2) Class S(1) GDGSX	5.14
Composite Index(3)	4.50
S&P 500 Index	6.04
MSCI EAFE Index	2.18
Large Cap Growth SNIGX	5.64
Russell 1000® Growth Index(4)	7.94
Mid Cap Growth(5) NBNGX	4.33
Russell Midcap® Growth Index(6)	6.69
International Growth(2) SNGRX	4.03
MSCI EAFE Growth Index(7)	4.17
Small Cap Growth(5) SSMGX	5.39
Russell 2000® Growth Index(8)	4.14
Developing Markets Growth(2) SDMGX	9.80
MSCI Emerging Markets Index(8)	8.25

*3- and 6-month returns not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains.

(1)

The Fund offers its shares in two classes: Class I shares and Class S shares. The annual returns shown for the Class I shares are substantially similar to the Class S because both classes of shares are invested in the same portfolio of securities. Returns differ only to the extent that the 12b-1 distribution fee (0.25%) that is charged to Class S shares.

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

6-Month Return*	1-Year	3-Year	5-Year	10-Year	Since Inception	Inception Date
16.07%	23.12%	-0.17%	2.91%	0.13%	6.15%	12/31/93
22.59	26.47	-5.63	0.42	-0.95	7.61
3.95	5.93	6.04	4.97	6.33	6.16
20.14	25.59	-0.06	5.25	—	6.17	12/31/03
22.59	26.47	-5.63	0.42	—	2.09
19.99	25.25	-0.33	—	—	2.61	3/31/06
22.59	26.47	-5.63	—	—	-1.80
20.59	24.65	—	—	—	14.21	9/30/08
20.42	24.40	—	—	—	13.97	9/30/08
22.42	28.67	—	—	—	1.20
22.59	26.47	—	—	—	-1.03
22.07	31.78	—	—	—	4.36
18.93	28.14	-1.22	2.96	-3.33	9.64	9/2/82
23.02	37.21	-1.89	1.63	-3.99	10.33
19.29	35.59	-4.14	2.16	-2.82	11.54	9/2/82
25.45	46.29	-3.18	2.40	-0.52	—
22.73	27.65	-6.59	2.01	-5.78	3.67	11/1/91
21.65	29.36	-4.78	3.65	-1.31	3.54
20.78	33.06	-2.95	3.19	-0.55	9.74	7/1/94
20.75	34.47	-4.00	0.87	-1.37	5.38
32.34	73.97	3.08	14.03	5.10	5.66	7/1/94
29.97	74.50	2.73	12.79	7.29	4.78

(2)	International investing has special risks, such as currency exchange fluctuations, high volatility, illiquidity and the possibility of political instability.
(3)	Composite Index comprised of 60% S&P 500 Index and 40% MSCI EAFE Index.
(4)	Figures assume an inception date of 9/2/82.
(5)	Stocks of small- and mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
(6)	Russell Midcap Growth® Index inception 12/31/85.
(7)	Figures assume an inception date of 10/31/91.
(8)	Figures assume an inception date of 6/30/94.

Sit Mutual Funds
Total Returns by Calendar Year

SIT EQUITY FUNDS TOTAL RETURN BY CALENDAR YEAR

	1998	1999	2000	2001
Balanced	21.30%	20.15%	-4.80%	-12.99%
S&P 500 Index	28.58	21.04	-9.11	-11.88
Barclays Capital Aggregate Bond Index	8.69	-0.82	11.63	8.44

Dividend Growth Class I	—	—	—	—
S&P 500 Index	—	—	—	—

Dividend Growth Class S	—	—	—	—
S&P 500 Index	—	—	—	—

Global Dividend Growth Class I(1)	—	—	—	—
Global Dividend Growth Class S(1)	—	—	—	—
Composite Index(3)	—	—	—	—
S&P 500 Index	—	—	—	—
MSCI EAFE Index	—	—	—	—

Large Cap Growth(4)	30.56	33.41	-13.84	-27.70
Russell 1000® Growth Index	38.72	33.16	-22.43	-20.42

Mid Cap Growth(5) (6)	6.84	70.65	-4.35	-33.39
Russell Midcap® Growth Index	17.87	51.29	-11.75	-20.15

International Growth(1)	18.95	50.77	-26.66	-33.26
MSCI EAFE Growth Index	22.21	29.46	-24.51	-24.58

Small Cap Growth(5)	1.97	108.63	6.25	-28.19
Russell 2000® Growth Index	1.24	43.10	-22.44	-9.24

Developing Markets Growth(1)	-24.93	82.50	-30.18	-12.01
MSCI Emerging Markets Index	-27.52	63.70	-31.80	-4.91

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual returns include reinvestment of all dividends and capital gains. For any returns less than one year, the returns are cumulative.

(1)	International investing has special risks, such as currency exchange fluctuations, high volatility, illiquidity and the possibility of political instability.
(2)	Due to the Fund’s inception date of 9/30/08, the 2008 calendar year returns for the Sit Global Dividend Growth Fund and its benchmarks reflect performance since 9/30/08.
(3)	Composite Index comprised of 60% S&P 500 Index and 40% MSCI EAFE Index.

	2002	2003	2004	2005	2006	2007	2008		2009
Balanced	-18.59%	19.20%	9.22%	7.51%	7.88%	10.52%	-26.88%		23.12%
S&P 500 Index	-22.10	28.68	10.88	4.91	15.80	5.50	-37.00		26.47
Barclays Capital Aggregate Bond Index	10.25	4.10	4.34	2.43	4.33	6.97	5.24		5.93

Dividend Growth Class I	—	—	10.91	9.41	18.29	12.89	-29.60		25.59
S&P 500 Index	—	—	10.88	4.91	15.80	5.50	-37.00		26.47

Dividend Growth Class S	—	—	—	—	11.25	12.56	-29.77		25.25
S&P 500 Index	—	—	—	—	11.11	5.50	-37.00		26.47

Global Dividend Growth Class I(1)	—	—	—	—	—	—	-5.25	(2)	18.10
Global Dividend Growth Class S (1)	—	—	—	—	—	—	-5.31	(2)	17.79
Composite Index(3)	—	—	—	—	—	—	-21.11	(2)	1.51
S&P 500 Index	—	—	—	—	—	—	-21.94	(2)	-1.29
MSCI EAFE Index	—	—	—	—	—	—	-19.95	(2)	5.48

Large Cap Growth(4)	-30.58	26.34	12.79	9.59	9.54	14.14	-34.10		28.14
Russell 1000® Growth Index	-27.89	29.76	6.30	5.27	9.08	11.81	-38.44		37.21

Mid Cap Growth(5) (6)	-34.64	38.51	17.02	15.27	9.56	18.87	-45.34		35.59
Russell Midcap® Growth Index	-27.41	42.71	15.48	12.10	10.65	11.44	-44.32		46.29

International Growth(1)	-29.84	28.70	12.97	14.67	18.19	16.08	-44.99		27.65
MSCI EAFE Growth Index	-16.02	31.99	16.12	13.28	22.33	16.45	-42.70		29.36

Small Cap Growth(5)	-26.22	34.57	6.79	18.52	7.99	20.43	-42.96		33.06
Russell 2000® Growth Index	-30.27	48.53	14.31	4.15	13.34	7.05	-38.54		34.47

Developing Markets Growth(1)	-18.37	45.96	16.54	33.77	31.59	40.72	-55.26		73.97
MSCI Emerging Markets Index	-7.97	51.59	22.45	30.31	29.18	36.48	-54.48		74.50

(4)	Pursuant to a Plan of Reorganization on 7/14/00, the Large Cap Growth Fund acquired all of the assets of Regional Growth Fund in exchange for shares of common stock of the Large Cap Growth Fund.
(5)	Stocks of small- and mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
(6)

Pursuant to a Plan of Reorganization on 10/26/07, the Mid Cap Growth Fund acquired all of the assets of the Science and Technology Growth Fund in exchange for shares of common stock of the Mid Cap Growth Fund.

Sit Mutual Funds
Average Annual Total Returns for Periods Ended December 31, 2009

     The tables on this page and the next page show the Funds’ average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2009. The index information is intended to permit you to compare each Fund’s performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period are assumed, and the state and local tax impact is not reflected.

     A Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

     A Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

     The Funds’ past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account). Indices reflect no deduction for fees, expenses, or taxes.

Sit Balanced Fund	1 Year	5 Years	10 Years
Return Before Taxes	23.1%	2.9%	0.1%
Return After Taxes on Distributions	22.2	2.3	-0.6
Return After Taxes on Distributions and Sale of Fund Shares	19.2	2.2	-0.3
Barclays Capital Aggregate Bond Index	5.9	5.0	6.3
S&P 500 Index	26.5	0.4	-1.0

Sit Dividend Growth Fund - Class I	1 Year	5 Years	Since Inception*
Return Before Taxes	25.6%	5.3%	6.2%
Return After Taxes on Distributions	25.2	4.5	5.5
Return After Taxes on Distributions and Sale of Fund Shares	21.7	4.4	5.2
S&P 500 Index	26.5	0.4	2.1
*Inception date 12/31/03

Sit Global Dividend Growth Fund - Class I	1 Year	5 Years	Since Inception*
Return Before Taxes	24.7%	n/a	14.2%
Return After Taxes on Distributions	24.3	n/a	13.9
Return After Taxes on Distributions and Sale of Fund Shares	20.9	n/a	12.1
S&P 500 Index	28.7	n/a	1.2
MSCI EAFE Growth Index	26.5	n/a	-1.0
Composite Index (60% S&P 500 Index, 40% MSCI EAFE Growth Index)	31.8	n/a	4.4
*Inception date 9/30/08

Sit Large Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	28.1%	3.0%	-3.3%
Return After Taxes on Distributions	28.0	2.9	-3.6
Return After Taxes on Distributions and Sale of Fund Shares	23.9	2.5	-2.8
Russell 1000® Growth Index	37.2	1.6	-4.0

Sit Mid Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	35.6%	2.2%	-2.8%
Return After Taxes on Distributions	35.6	2.0	-3.3
Return After Taxes on Distributions and Sale of Fund Shares	30.3	1.9	-2.4
Russell Mid Cap® Growth Index	46.3	2.4	-0.5

Sit International Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	27.7%	2.0%	-5.8%
Return After Taxes on Distributions	27.5	1.9	-5.9
Return After Taxes on Distributions and Sale of Fund Shares	23.5	1.7	-4.7
MSCI EAFE Growth Index	29.4	3.6	-1.3

Sit Small Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	33.1%	3.2%	-0.5%
Return After Taxes on Distributions	33.1	3.2	-0.6
Return After Taxes on Distributions and Sale of Fund Shares	28.1	2.7	-0.5
Russell 2000® Growth Index	34.5	0.9	-1.4

Sit Developing Markets Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	74.0%	14.0%	5.1%
Return After Taxes on Distributions	73.9	13.8	5.0
Return After Taxes on Distributions and Sale of Fund Shares	62.9	12.3	4.4
MSCI Emerging Markets Index	74.5	12.8	7.3

Sit Balanced Fund
Six Months Ended December 31, 2009

Portfolio Managers: Roger J. Sit, Bryce A. Doty, and John M. Bernstein

          The Sit Balanced Fund’s six-month return was +16.07%, while the S&P 500 Index increased +22.59% and the Barclays Capital Aggregate Bond Index gained +3.95% over the period. The Lipper Balanced Fund Index advanced +16.42%.
          Despite the strong move off the stock market bottom reached during the first quarter of 2009, conditions appear supportive for further gains in the year ahead for equities. Corporate profits are on the upswing, largely due to a combination of unprecedented cost-cutting and strong Emerging Market economies. Furthermore, while interest rates may rise from current unsustainably low levels, our view is that a rate spike is unlikely over the near-term given our projection of a slow economic recovery with only moderate inflation. We remain confident in our investment strategy of investing in companies with sound long-term business fundamentals, strong balance sheets and proven management teams. In terms of equity performance, the Fund lagged the S&P 500 Index over the past six months, largely due to the underperformance of holdings within the electronic technology, consumer durables and health technology sectors.
          The fixed-income portion of the Fund continued to recover and outperformed the Barclays Aggregate Bond Index during the second half of 2009, partly due to its underweighted position in U.S. Treasuries, which dramatically underperformed most other sectors. While U.S. Treasury yields rose over the past twelve months, rates in other sectors generally fell over the period. This resulted in a narrowing of spreads versus Treasuries and strong performance in a number of key areas within the Fund, including corporate bonds and mortgage-backed securities. Looking forward, we expect “more of the same” in the year ahead, although fixed-income returns will likely be more muted as interest rates are likely to increase and spreads will not narrow to the same degree experienced in 2009. In short, we continue to believe underweighting U.S. Treasuries is appropriate in the current environment.
          As of December 31st, the asset allocation of the Fund was 64.4% equities, 34.2% fixed-income, and 1.4% cash and equivalents. This above-average allocation to equities reflects our view of the relative attractiveness of stocks versus bonds and cash in the current environment.

INVESTMENT OBJECTIVE AND STRATEGY

          The Sit Balanced Fund’s dual objectives are to seek long-term growth of capital consistent with the preservation of principal and to provide regular income. It pursues its objectives by investing in a diversified portfolio of stocks and bonds. The Fund may emphasize either equity securities or fixed-income securities, or hold equal amounts of each, dependent upon the Adviser’s analysis of market, financial and economic conditions.
          The Fund’s permissible investment allocation is: 35-65% in equity securities and 35-65% in fixed-income securities. At all times at least 25% of the fixed-income assets will be invested in fixed-income senior securities.

PORTFOLIO SUMMARY

Net Asset Value 12/31/09:	$14.74 Per Share
6/30/09:	$12.96 Per Share

Total Net Assets:	$11.6 Million

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Balanced Fund	S&P 500 Index(1)	Barclays Capital Aggregate Bond Index(2)

3 Month**	4.06%	6.04%	0.20%
6 Month**	16.07	22.59	3.95
1 Year	23.12	26.47	5.93
5 Year	2.91	0.42	4.97
10 Year	0.13	-0.95	6.33
Inception	6.15	7.61	6.16
(12/31/93)

CUMULATIVE TOTAL RETURNS*

	Sit Balanced Fund	S&P 500 Index(1)	Barclays Capital Aggregate Bond Index(2)

1 Year	23.12%	26.47%	5.93%
5 Year	15.40	2.11	27.44
10 Year	1.30	-9.11	84.75
Inception	160.18	223.35	160.29
(12/31/93)
*As of 12/31/09.	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance.

(1)	An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.
(2)	An unmanaged index which measures the performance of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years.

GROWTH OF $10,000

The sum of $10,000 invested on 12/31/99 and held until 12/31/09 would have grown to $10,130 in the Fund, or declined to $9,089 in the S&P 500 Index, or grown to $18,475 in the Barclays Capital Aggregate Bond Index assuming reinvestment of all dividends and capital gains.

TOP HOLDINGS

Stocks	1.	Google, Inc.
	2.	IBM Corp.
	3.	Qualcomm, Inc.
	4.	Southwestern Energy Co.
	5.	McDonald’s Corp.
Bonds	1.	Berkshire Hathway, 5.40%, 5/15/18
	2.	American Strategic, Inc. Portfolio II
	3.	GNR Series 2005-74 HA, 7.50%, 9/16/35
	4.	U.S. Treasury Note, 2.75%, 2/15/19
	5.	Philadelphia Pension Series 1999B, 4/15/18
Total Number of Holdings: 167

Sit Balanced Fund

Portfolio of Investments - December 31, 2009 (Unaudited)

Quantity/Par($) Name of Issuer		Market Value ($)(1)

Common Stocks (64.4%) (2)

Communications (1.9%)
2,300	Rogers Communications, Inc.	71,300
4,600	Verizon Communications, Inc.	152,398
		223,698
Consumer Durables (0.6%)
6,200	Activision Blizzard, Inc. (3)	68,882

Consumer Non-Durables (6.1%)
2,700	Coca-Cola Company	153,900
1,300	Colgate-Palmolive Co.	106,795
550	General Mills, Inc.	38,946
2,600	PepsiCo, Inc.	158,080
2,750	Philip Morris International, Inc.	132,522
2,000	The Procter & Gamble Co.	121,260
		711,503
Consumer Services (2.9%)
2,700	McDonald’s Corp.	168,588
3,000	News Corp.	41,070
1,400	Visa, Inc.	122,444
		332,102
Electronic Technology (9.9%)
1,400	Analog Devices, Inc.	44,212
375	Apple, Inc. (3)	79,073
4,500	Applied Materials, Inc.	62,730
2,300	Broadcom Corp. (3)	72,335
3,000	Ciena Corp. (3)	32,520
6,700	Cisco Systems, Inc. (3)	160,398
1,000	Corning, Inc.	19,310
1,800	EMC Corp. (3)	31,446
6,700	Intel Corp.	136,680
1,525	IBM Corp.	199,623
2,000	Marvell Technology Group (3)	41,500
3,700	Qualcomm, Inc.	171,162
900	Research In Motion, Ltd. (3)	60,786
2,200	Seagate Technology (3)	40,018
		1,151,793
Energy Minerals (6.4%)
1,400	EQT Corp.	61,488
1,200	Exxon Mobil Corp.	81,828
800	Murphy Oil Corp.	43,360
1,900	Occidental Petroleum Corp.	154,565
3,500	Southwestern Energy Co. (3)	168,700
1,200	Suncor Energy, Inc.	42,372
2,200	Ultra Petroleum Corp. (3)	109,692
1,616	XTO Energy, Inc.	75,193
		737,198

Quantity/Par($) Name of Issuer		Market Value ($)(1)

Finance (7.6%)
1,200	Aflac, Inc.	55,500
1,700	Bank of America Corp.	25,602
2,100	Bank of New York Mellon Financial Corp.	58,737
225	CME Group, Inc.	75,589
700	Franklin Resources, Inc.	73,745
900	Goldman Sachs Group, Inc.	151,956
3,000	JPMorgan Chase & Co.	125,010
500	Northern Trust Corp.	26,200
800	PartnerRe, Ltd.	59,728
800	Prudential Financial, Inc.	39,808
1,000	The Travelers Companies, Inc.	49,860
1,500	U.S. Bancorp	33,765
3,900	Wells Fargo & Co.	105,261
		880,761
Health Services (1.0%)
600	McKesson Corp.	37,500
1,200	Medco Health Solutions, Inc. (3)	76,692
		114,192
Health Technology (6.9%)
1,300	Abbott Laboratories	70,187
600	Allergan, Inc.	37,806
1,350	Baxter International, Inc.	79,218
2,700	Celgene Corp. (3)	150,336
1,500	Genzyme Corp. (3)	73,515
2,500	Gilead Sciences, Inc. (3)	108,200
200	Intuitive Surgical, Inc. (3)	60,664
1,000	Johnson & Johnson	64,410
1,100	Medtronic, Inc.	48,378
700	St. Jude Medical, Inc. (3)	25,746
1,700	Thermo Fisher Scientific, Inc. (3)	81,073
		799,533
Industrial Services (1.5%)
1,000	Noble Corp.	40,700
1,550	Schlumberger, Ltd.	100,889
400	Transocean, Inc. (3)	33,120
		174,709
Non-Energy Minerals (0.5%)
650	Allegheny Technologies, Inc.	29,101
300	Freeport-McMoran, Inc. (3)	24,087
		53,188
Process Industries (2.3%)
1,150	Air Products and Chemicals, Inc.	93,219
1,500	Ecolab, Inc.	66,885
1,300	Monsanto Co.	106,275
		266,379

Quantity/Par($) Name of Issuer		Market Value ($)(1)

Producer Manufacturing (4.5%)
725	3M Co.	59,936
2,900	ABB, Ltd., A.D.R.	55,390
250	Danaher Corp.	18,800
1,400	Deere & Co.	75,726
1,300	Emerson Electric Co.	55,380
4,200	General Electric Co.	63,546
700	ITT Corp.	34,818
500	Lockheed Martin Corp.	37,675
400	Precision Castparts Corp.	44,140
1,100	United Technologies Corp.	76,351
		521,762
Retail Trade (4.5%)
1,450	Best Buy Co., Inc.	57,217
800	Costco Wholesale Corp.	47,336
3,700	CVS/Caremark Corp.	119,177
1,400	Home Depot, Inc.	40,502
900	Kohl’s Corp. (3)	48,537
2,100	Target Corp.	101,577
1,975	Wal-Mart Stores, Inc.	105,564
		519,910
Technology Services (6.1%)
2,800	Accenture Ltd.	116,200
2,000	Adobe Systems, Inc. (3)	73,560
400	Google, Inc. (3)	247,992
3,700	Microsoft Corp.	112,813
6,300	Oracle Corp.	154,602
		705,167
Transportation (1.3%)
1,400	Expeditors Intl. of Washington, Inc.	48,622
1,100	Union Pacific Corp.	70,290
625	United Parcel Service, Inc.	35,856
		154,768
Utilities (0.4%)
900	Wisconsin Energy Corp.	44,847
Total common stocks		7,460,392
(cost: $6,300,902)

Bonds (30.5%) (2)

Asset-Backed Securities (3.5%)
100,000	Centex Home Equity 2004-D AF4,
	4.68%, 6/25/32	86,119
72,274	Chase Funding 2003-6 1A4,
	4.49%, 11/25/34	70,933
	Green Tree Financial Corp:
19,199	1997-1 A6, 7.29%, 3/15/28	19,347
22,187	1997-6 A10, 6.87%, 1/15/29	22,024
25,000	GSAA Home Equity Trust
	2004-5 AF4, 5.52%, 6/25/34	17,772

Quantity/Par($) Name of Issuer		Market Value ($)(1)

	Origen Mfg. Housing:
15,828	2001-A A5, 7.08%, 3/15/32	15,861
12,639	2002-A A3, 6.17%, 5/15/23	12,389
	Residential Funding:
35,075	2003-HI2 A6, 4.76%, 7/25/28	33,512
65,854	2007-HSA2 A3, 5.75%, 12/25/25	57,329
78,587	Structured Asset Securities Corp
	2004-9XS 1A4A, 5.56%, 2/25/34	74,724
		410,010
Collateralized Mortgage Obligations (5.4%)
21,621	Bank of America Funding Corp:
	2003-2 1A1, 6.50%, 6/25/32	21,858
74,582	BCAP, LLC Trust 2009-RR10,
	5.50%, 3/25/36 (6)	73,091
50,000	BCAP, LLC Trust 2009-RR14,
	6.12%, 8/26/36 (6)	49,500
46,770	CWALT 2004-J5 1A6,
	5.69%, 7/25/34	44,530
31,005	Federal National Mtg. Association,
	7.00%, 2/25/44	34,440
151,282	GNR Series 2005-74 HA, 7.50%, 9/16/35	169,247
20,657	GSR Mortgage Loan Trust 2005-4F 5A2, 6.00%, 5/25/35	19,287
26,537	Master Asset Securitization Trust
	2003-4 CA1, 8.00%, 5/25/18	27,145
42,622	Residential Funding Mtg. Securities:
	2005-S6 A2, 5.25%, 8/25/35	38,760
46,526	Specialty Underwriting & Residential Fin. 2004-AA1 2A2, 5.50%, 10/25/34	42,338
80,223	Vendee Mtg. Tr., 2008-1 B, 8.21%, 3/15/25	88,370
20,099	Washington Mutual Mtg. Pass-Through
	2002-S8, 5.25%, 1/25/18	20,552
		629,118
Corporate Bonds (8.6%)
200,000	Berkshire Hathway, 5.40%, 5/15/18	208,958
25,000	Comerica Bank, 8.38%, 7/15/24	24,999
100,000	Continental Airlines, 9.00%, 7/8/16 (6)	107,500
100,000	Delta Air Lines, 6.42%, 7/2/12	95,000
50,000	JPM Chase Capital, 6.80%, 10/1/37	49,678
300,000	MBIA Insurance Co., 14.00%, 1/15/33	129,000
25,000	Nationwide Mutual, 9.38%, 8/15/39	26,392
50,000	New England Mutual, 7.88%, 2/15/24	53,224
23,000	Penn Mutual, 6.65%, 6/15/34	19,492
25,000	PNC Bank, 6.00%, 12/7/17	25,378
87,527	Procter & Gamble, 9.36%, 1/1/21	106,738
50,000	Prudential Financial, 1.46%, 8/10/18 (6)	47,250
100,000	Prudential Hldgs., 7.25%, 12/18/23	101,310
		994,919

See accompanying notes to portfolios of investments on page 44.

Sit Balanced Fund

Portfolio of Investments - December 31, 2009 (Unaudited)

Quantity/Par($) Name of Issuer		Market Value ($)(1)

Federal Home Loan Mortgage Corporation (2.5%)
70,443	7.00%, 7/1/32	76,834
66,867	7.00%, 5/1/34	72,933
47,830	7.50%, 11/1/36	53,892
29,408	8.00%, 9/1/15	32,132
24,116	8.38%, 5/17/20	27,113
24,180	8.50%, 10/1/30	26,428
		289,332
Federal National Mortgage Association (4.1%)
38,537	7.00%, 5/1/32	42,269
13,882	7.50%, 6/1/32	15,693
47,765	7.50%, 4/1/33	52,428
13,067	8.00%, 12/1/27	14,899
48,736	8.00%, 2/1/31	55,876
21,388	8.47%, 4/15/26	24,513
11,750	9.50%, 5/1/27	13,629
4,104	9.75%, 1/1/13	4,432
3,508	10.25%, 6/15/13	3,791
69,137	7.00%, 12/1/36 (6)	76,958
22,944	7.50%, 4/1/38	25,886
47,270	7.50%, 11/1/33	53,330
72,067	7.50%, 1/1/34	81,307
5,579	11.00%, 12/1/12	6,138
		471,149
Government National Mortgage Association (1.9%)
39,722	7.00%, 12/15/24	44,316
72,393	8.00%, 7/15/24	78,105
77,038	8.375%, 3/15/31	88,951
734	9.00%, 6/15/11	791
5,689	9.00%, 11/15/16	6,329
805	9.50%, 5/20/16	892
1,318	9.50%, 9/20/18	1,500
275	11.25%, 10/15/11	297
		221,181
Taxable Municipal Securities (1.9%)
100,000	Academica School, 8.00%, 8/15/24 (5)	68,206
250,000	Philadelphia Pension Series 1999B, Zero Coupon, 6.55% effective yield, 4/15/18	145,700
		213,906
U.S. Government / Federal Agency Securities (2.6%)
175,000	U.S. Treasury Note, 2.75%, 2/15/19	161,109
	U.S. Treasury Strips, Zero Coupon:
175,000	4.22% effective yield, 11/15/21	103,046
100,000	5.02% effective yield, 5/15/30	37,477
		301,632

Total bonds		3,531,247
(cost: $3,707,895)

Quantity/Par($) Name of Issuer		Market Value ($)(1)

Closed-End Mutual Funds (3.7%) (2)
6,309	American Select Portfolio	71,733
6,703	American Strategic, Inc. Portfolio	75,811
17,000	American Strategic, Inc. Portfolio II	172,550
12,500	American Strategic, Inc. Portfolio III	109,875
Total closed-end mutual funds		429,969
(cost: $464,828)

Short-Term Securities (0.9%) (2)
109,553	Wells Fargo Adv. Govt. Fund, 0.01%	109,553
(cost: $109,553)

Total investments in securities		$11,531,161
(cost: $10,583,178) (4)

See accompanying notes to portfolios of investments on page 44.

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Sit Dividend Growth Fund - Class I and Class S
Six Months Ended December 31, 2009

Portfolio Managers: Roger J. Sit, Kent L. Johnson, Michael J. Stellmacher

          The Sit Dividend Growth Fund Class I posted a +20.14% return for the last six months of 2009, compared to the +22.59% return for the S&P 500 Index.
          Stocks produced strong gains over the past six months, buoyed by fiscal and monetary stimulus, surprising strength in corporate profits, and increasing signs that a global economic recovery, although fragile, is underway. One of the most striking aspects of the equity rally has been a dramatic reversal in investor risk appetite that has taken place over the past year. While higher quality stocks fared relatively well during the downturn, investors “chased” higher risk securities throughout much of 2009. These “lower quality” stocks have historically performed well early in an economic recovery. Characteristics of these stocks include low stock prices, elevated debt levels, and highly cyclical or volatile earnings. In short, we believe the “low quality” rally has largely run its course. It is our view that this economic recovery will be quite subdued by historical standards and may not be strong enough to “lift all boats” to the degree many investors are hoping. Against this slow growth backdrop, we believe quality companies that can deliver both sustainable earnings growth and dividends will take on greater importance in 2010.
          Although the Fund participated in the market rally over the past six months, it lagged the return for the S&P 500 Index. The underperformance of the Fund’s holdings within the electronic technology sector, along with the cash allocation, were the most significant factors behind the Fund’s negative relative return. It should be noted that dividend-paying stocks generally lagged over the period, partly due to the strength in several large non-dividend-paying stocks within the index, including Apple, Google, Amazon.com and Cisco Systems. The Fund benefitted from strong stock selection in both energy minerals and industrial services. In terms of individual stock contribution to relative returns to the S&P 500 Index, the strongest contributors were Atlas Energy (+69% over the period). Lufkin Industries (+76%), Franklin Resources (+51%) and Snap-On (+49%). Holdings in FPL Group (-5%), Verizon Communications (+11%) and Qualcomm (+3%) were the major detractors from relative returns.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Dividend Growth Fund is to provide current income that exceeds the dividend yield of the S&P 500 Index and that grows over a period of years. Secondarily, the Fund seeks long-term capital appreciation.
          The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in dividend-paying common stocks. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, and U.S. Treasury securities.

PORTFOLIO SUMMARY

	Class I	Class S

Net Asset Value

12/31/09:	$11.38 Per Share	$11.36 Per Share
6/30/09:	$9.60 Per Share	$9.58 Per Share

Total Net Assets	$33.7 Million	$26.1 Million

Weighted Average Market Cap: $64.3 Billion

PORTFOLIO STRUCTURE - BY SECTOR (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Class I	S&P 500 Index(1)	Class S	S&P 500 Index(1)

3 Month**	6.14%	6.04%	6.13%	6.04%
6 Month**	20.14	22.59	19.99	22.59
1 Year	25.59	26.47	25.25	26.47
3 Year	-0.06	-5.63	-0.33	-5.63
5 Year	5.25	0.42	n/a	n/a
Inception***	6.17	2.09	2.61	-1.80

CUMULATIVE TOTAL RETURNS*

	Class	S&P 500	Class	S&P 500
	I	Index(1)	S	Index(1)

1 Year	25.59%	26.47%	25.25%	26.47%
3 Year	-0.19	-15.95	-0.99	-15.95
5 Year	29.17	2.11	n/a	n/a
Inception***	43.27	13.21	10.15	-6.61

*As of 12/31/09

**Not annualized.

***Dividend Growth Fund Class I Inception was 12/31/03; Dividend Growth Fund Class S Inception was 3/31/06.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance.

(1)	An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/31/03) and held until 12/31/09 would have grown to $14,327 in the Fund or grown to $11,321 in the S&P 500 Index assuming reinvestment of all dividends and capital gains.

TOP 10 HOLDINGS

1.	IBM Corp.
2.	Johnson & Johnson
3.	Verizon Communications, Inc.
4.	Chevron Corp.
5.	J.P. Morgan Chase & Co.
6.	PepsiCo, Inc.
7.	Total, A.D.R.
8.	Qualcomm, Inc.
9.	Procter & Gamble Co.
10.	Occidental Petroleum Corp.
Total Number of Holdings: 100

Sit Dividend Growth Fund

Portfolio of Investments - December 31, 2009 (Unaudited)

Quantity	Name of Issuer	Market Value ($)(1)

Common Stocks (97.4%) (2)

Communications (4.2%)
17,200	Rogers Communications, Inc.	533,200
5,300	Telefonica S.A.	442,656
46,900	Verizon Communications, Inc.	1,553,797
		2,529,653

Consumer Durables (1.6%)
8,300	Polaris Industries, Inc.	362,129
14,500	Snap-on, Inc.	612,770
		974,899

Consumer Non-Durables (10.7%)
9,200	Colgate-Palmolive Co.	755,780
11,900	Diageo p.l.c.	825,979
12,200	General Mills, Inc.	863,882
4,900	Lancaster Colony Corp.	243,530
6,700	NIKE, Inc.	442,669
19,800	PepsiCo, Inc.	1,203,840
20,500	Philip Morris International, Inc.	987,895
17,300	Procter & Gamble Co.	1,048,899
		6,372,474

Consumer Services (2.7%) (2)
12,000	McDonald’s Corp.	749,280
32,100	Pearson, A.D.R.	460,956
1,800	Strayer Education, Inc.	382,482
		1,592,718

Electronic Technology (10.2%)
44,500	Applied Materials, Inc.	620,330
48,600	Intel Corp.	991,440
25,300	Intersil Corp.	388,102
15,200	IBM Corp.	1,989,680
7,400	Linear Technology Corp.	225,996
23,200	Qualcomm, Inc.	1,073,232
14,100	Tyco Electronics, Ltd.	346,155
18,900	Xilinx, Inc.	473,634
		6,108,569

Energy Minerals (10.1%)
15,600	Atlas Energy, Inc. (3)	470,652
19,300	Chevron Corp.	1,485,907
10,800	Equitable Resources, Inc.	474,336
22,400	Marathon Oil Corp.	699,328
7,500	Murphy Oil Corp.	406,500
12,700	Occidental Petroleum Corp.	1,033,145
9,000	Sasol, A.D.R.	359,460

Quantity	Name of Issuer	Market Value ($)(1)

17,600	Total, A.D.R.	1,127,104
		6,056,432

Finance (15.5%)
10,600	ACE, Ltd.	534,240
36,700	Apollo Investment Corp.	349,751
17,900	Aspen Insurance Holdings, Ltd.	455,555
17,600	Bank of New York Mellon Corp.	492,272
4,800	Franklin Resources, Inc.	505,680
4,000	Goldman Sachs Group, Inc.	675,360
18,800	Invesco, Ltd.	441,612
30,750	J.P. Morgan Chase & Co.	1,281,352
27,500	Northwest Bancshares, Inc.	311,300
9,500	PartnerRe, Ltd.	709,270
23,700	PennantPark Investment Corp.	211,404
11,800	Prudential Financial, Inc.	587,168
9,300	Royal Bank of Canada	498,015
12,900	The Travelers Companies, Inc.	643,194
31,600	U.S. Bancorp	711,316
30,900	Wells Fargo & Co.	833,991
		9,241,480

Health Services (1.8%)
8,700	McKesson Corp.	543,750
7,400	Owens & Minor, Inc.	317,682
9,100	Pharmaceutical Product Dev., Inc.	213,304
		1,074,736

Health Technology (11.1%)
16,300	Abbott Laboratories	880,037
16,300	Baxter International, Inc.	956,484
11,700	Becton, Dickinson & Co.	922,662
4,600	C.R. Bard, Inc.	358,340
8,050	Eli Lilly and Co.	287,465
24,300	Johnson & Johnson	1,565,163
11,600	Medtronic, Inc.	510,168
2,600	Techne Corp.	178,256
9,800	Teva Pharmaceutical, A.D.R.	550,564
9,500	Thermo Fisher Scientific, Inc. (3)	453,055
		6,662,194

Industrial Services (2.4%)
6,200	Diamond Offshore Drilling, Inc.	610,204
15,800	Halliburton Co.	475,422
4,700	Lufkin Industries, Inc.	344,040
		1,429,666

Quantity	Name of Issuer	Market Value ($)(1)

Non-Energy Minerals (1.5%)
8,200	BHP Billiton, Ltd.	627,956
5,800	Nucor Corp.	270,570
		898,526

Process Industries (1.3%)
4,600	Air Products and Chemicals, Inc.	372,876
4,495	CF Industries Holdings, Inc.	408,056
		780,932

Producer Manufacturing (8.5%)
8,000	3M Co.	661,360
26,400	ABB, Ltd., A.D.R.	504,240
12,800	Cooper Industries	545,792
11,800	Deere & Co.	638,262
7,700	Emerson Electric Co.	328,020
38,700	General Electric Co.	585,531
5,000	Goodrich Corp.	321,250
5,100	Lockheed Martin Corp.	384,285
9,500	MTS Systems Corp.	273,030
12,000	United Technologies Corp.	832,920
		5,074,690
Retail Trade (4.7%)
8,500	Best Buy Co., Inc.	335,410
23,747	Cato Corp.	476,365
16,200	Home Depot, Inc.	468,666
16,600	Target Corp.	802,942
9,800	TJX Co	358,190
6,600	Wal-Mart Stores, Inc.	352,770
		2,794,343

Technology Services (5.0%)
12,800	Accenture, Ltd.	531,200
10,800	Automatic Data Processing, Inc.	462,456
31,100	Microsoft Corp.	948,239
30,400	Oracle Corp.	746,016
7,922	Syntel, Inc.	301,274
		2,989,185

Transportation (3.0%)
8,000	C.H. Robinson Worldwide	469,840
11,000	Expeditors Intl. of Washington, Inc.	382,030
9,600	Union Pacific Corp.	613,440
5,350	United Parcel Service, Inc.	306,930
		1,772,240

Quantity	Name of Issuer	Market Value ($)(1)

Utilities (3.1%)
8,400	Enbridge, Inc.	388,248
11,200	Exelon Corp.	547,344
10,600	FPL Group, Inc.	559,892
7,700	Wisconsin Energy Corp.	383,691
		1,879,175

Total common stocks		58,231,912
(cost: $52,800,534)

Closed-End Mutual Funds (1.5%) (2)
14,650	Kayne Anderson MLP Invest. Co.	366,836
22,900	Tortoise Energy Capital Corp.	523,952

Total closed-end mutual funds		890,788
(cost: $715,588)

Short-Term Securities (1.0%) (2)
615,017	Wells Fargo Adv. Govt. Fund, 0.01%	615,017
(cost: $615,017)

Total investments in securities
(cost: $54,131,139) (4)		$59,737,717

See accompanying notes to portfolios of investments on page 44.

Sit Global Dividend Growth Fund - Class I and Class S
Six Months Ended December 31, 2009

Portfolio Managers: Roger J. Sit, Kent L. Johnson, Raymond E. Sit, Michael J. Stellmacher, Tasha M. Murdoff

          While positive for the last six months of 2009, the Sit Global Dividend Growth Fund underperformed the Composite Index posting a +20.59% return versus +22.42%. The underperformance was driven by stock selection and the overweight in North America. This was only partially offset by the positive stock selection and underweight position in Japan. Energy contributed due to good stock selection while technology hardware somewhat offset this.
          The first half of this year should be stronger for most nations as stimulus money will have a positive impact. However, in the second half we may witness slowing economic growth as a result of the stimulus withdrawal. Given that the U.S. should see stimulus benefits, North America is the largest weight in the Fund, slightly exceeding 60%. In Europe, the Fund is modestly underweight as there are better growth opportunities in Asia. Within Europe, the focus is on stocks with exposure to emerging markets, particularly consumption and export opportunities. Given deflationary concerns, poor domestic consumption, lack of political leadership, structural issues, and better opportunities elsewhere in the world, the Fund remains materially underweight in Japan, only 30% of the Index weight. Asia ex-Japan, specifically China, has used aggressive monetary policy to stimulate domestic consumption and growth and has weathered the downturn better than its peers. Given the stronger relative growth prospects in Asia ex-Japan, the Fund continues to target an overweight position relative to the benchmark, investing in companies which will benefit from recovering economic growth, driven by economic stimulus, infrastructure spending and domestic consumption.
          We believe high-quality, dividend-paying, and growth companies are attractive. We are opportunistically increasing our exposure to technology, late-cyclical groups, energy, and basic material-related sectors while maintaining exposure to growth companies in the consumer staples, healthcare, telecommunications, and other less economically-sensitive sectors. The research effort remains highly focused on companies with strong, experienced management teams, sound balance sheets, and sustainable earnings, good cash flow, and dividend growth potential.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Global Dividend Growth Fund is to provide current income that exceeds the dividend yield of a composite index (comprised of 60% S&P 500 Index and 40% MSCI EAFE Index) and that grows over a period of years. Secondarily, the Fund seeks long-term capital appreciation.
          The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in dividend-paying common stocks issued by U.S. and foreign companies. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, and U.S. Treasury securities.

PORTFOLIO SUMMARY

	Class I	Class S

Net Asset Value

12/31/09:	$11.57 Per Share	$11.57 Per Share
6/30/09:	$9.70 Per Share	$9.70 Per Share

Total Net Assets	$2.8 Million	$0.9 Million

Weighted Average Market Cap: $72.0 Billion

PORTFOLIO STRUCTURE - BY SECTOR (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	3 Month**	6 Month**	1 Year	Since Inception** (9/30/08)

Class I	5.17%	20.59%	24.65%	14.21%
Class S	5.14%	20.42	24.40	13.97
Composite Index(1)	4.50%	22.42	28.67	1.20
S&P 500 Index(2)	6.04%	22.59	26.47	-1.03
MSCI EAFE Index(3)	2.18%	22.07	31.78	4.36

CUMULATIVE TOTAL RETURNS*

	3 Month	6 Month	1 Year	Since Inception** (9/30/08)

Class I	5.17%	20.59%	24.65%	18.10%
Class S	5.14%	20.42	24.40	17.79
Composite Index(1)	4.50%	22.42	28.67	1.51
S&P 500 Index(2)	6.04%	22.59	26.47	-1.29
MSCI EAFE Index(3)	2.18%	22.07	31.78	5.48

*As of 12/31/09
**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance.

(1)	Composite Index comprised of 60% S&P 500 Index and 40% MSCI EAFE Index.
(2)	An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.
(3)

A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The index currently comprises 21 developed market country indices.

GROWTH OF $10,000

The sum of $10,000 invested at inception (9/30/08) and held until 12/31/09 would have grown to $11,810 in the Fund or $10,151 in the Composite Index, or declined to $9,871 in the S&P 500 Index, or grown to $10,548 in the MSCI EAFE Index assuming reinvestment of all dividends and capital gains.

TOP 10 HOLDINGS

1.	IBM Corp.
2.	Rio Tinto, A.D.R.
3.	BHP Billiton, A.D.R.
4.	Verizon Communications, Inc.
5.	Occidental Petroleum Corp.
6.	PepsiCo, Inc.
7.	Johnson & Johnson
8.	Intel Corp.
9.	JP Morgan Chase & Co.
10.	Microsoft Corp.
Total Number of Holdings: 101

Sit Global Dividend Growth Fund

Portfolio of Investments - December 31, 2009 (Unaudited)

Quantity	Name of Issuer	Market Value ($)(1)

Common Stocks (95.4%) (2)
Asia (8.7%)
Australia (4.7%)
1,100	BHP Billiton, A.D.R.
	(Non-Energy Minerals)	$84,238
420	Rio Tinto, A.D.R. (Non-Energy Minerals)	90,464
		174,702
Hong Kong / China (2.6%)
1,300	China Unicom (Hong Kong), Ltd., A.D.R. (Communications)	17,043
914	HSBC Holdings, p.l.c. (Finance)	52,180
4,000	Hutchison Whampoa, Ltd.
	(Producer Manufacturing)	27,365
		96,588
Japan * (1.4%)
400	AFLAC, Inc., A.D.R. (Finance)	18,500
800	Canon, Inc., A.D.R. (Electronic Tech.)	33,856
		52,356
Europe (26.2%)
France (4.2%)
800	AXA, A.D.R. (Finance)	18,944
800	Schlumberger, A.D.R. (Industrial Svcs.)	52,072
700	Total, A.D.R. (Energy Minerals)	44,828
1,275	Veolia Environment, A.D.R. (Utilities)	41,922
		157,766
Germany (1.5%)
180	Muenchener Rueckver (Finance)	28,060
300	Siemens AG, A.D.R. (Producer Mfg.)	27,510
		55,570
Ireland (0.8%)
700	Accenture (Technology Services)	29,050

Israel (0.7%)
475	Teva Pharmaceutical, A.D.R.
	(Health Technology)	26,686
Italy (1.5%)
6,300	Enel S.P.A. (Utilities)	36,503
500	Tenaris, A.D.R. (Industrial Services)	21,325
		57,828
Netherlands (1.7%)
1,100	Philips Electronics, A.D.R.
	(Consumer Durables)	32,384
1,000	TNT NV (Transportation)	30,749
		63,133
Spain (2.9%)
1,700	Banco Santander, A.D.R. (Finance)	27,948
471	Inditex (Consumer Durables)	29,440
600	Telefonica, A.D.R. (Communications)	50,112
		107,500

Quantity	Name of Issuer	Market Value ($)(1)

Sweden (0.7%)
2,700	Ericsson, A.D.R. (Electronic Tech.)	24,813

Switzerland (5.8%)
1,900	ABB, Ltd., A.D.R. (Producer Mfg.)	36,290
650	ACE, Ltd., A.D.R. (Finance)	32,760
1,000	Credit Suisse Group, A.D.R. (Finance)	49,160
400	Kuehne & Nagel Intl. A.G. (Transport.)	38,918
910	Nestle, S.A. (Consumer Non-Durables)	44,196
96	Roche Holdings, A.G. (Health Tech.)	16,428
		217,752
United Kingdom (6.4%)
600	BP, A.D.R. (Energy Minerals)	34,782
520	British American Tobacco p.l.c.
	(Consumer Non-Durables)	16,877
600	Diageo, A.D.R. (Cons. Non-Durables)	41,646
650	GlaxoSmithkline, A.D.R. (Health Tech.)	27,462
3,600	Pearson, A.D.R. (Consumer Services)	51,696
525	Royal Dutch Shell, A.D.R.
	(Energy Minerals)	30,518
5,500	Tesco, p.l.c. (Retail Trade)	37,935
		240,916
North America (3.1%)
Bermuda (1.2%)
600	PartnerRe, Ltd. (Finance)	44,796

Canada (1.9%)
1,400	Rogers Communications, Inc. (Communications)	43,400
500	Royal Bank of Canada (Finance)	26,775
		70,175
United States (57.4%)
Communications (2.1%)
2,400	Verizon Communications, Inc.	79,512

Consumer Durables (0.9%)
800	Snap-on, Inc.	33,808

Consumer Non-Durables (6.6%)
475	Colgate-Palmolive Co.	39,021
600	General Mills, Inc.	42,486
1,050	PepsiCo, Inc.	63,840
1,100	Philip Morris International, Inc.	53,009
775	Procter & Gamble Co.	46,988
		245,344
Consumer Services (1.3%)
750	McDonald’s Corp.	46,830

Quantity	Name of Issuer	Market Value ($)(1)

Electronic Technology (7.2%)
600	Analog Devices, Inc.	18,948
2,100	Applied Materials, Inc.	29,274
2,850	Intel Corp.	58,140
700	IBM Corp.	91,630
700	Linear Technology Corp.	21,378
1,050	Qualcomm, Inc.	48,573
		267,943
Energy Minerals (6.8%)
1,000	Atlas Energy, Inc.	30,170
450	Chevron Corp.	34,645
725	EQT Corp.	31,842
1,400	Marathon Oil Corp.	43,708
400	Murphy Oil Corp.	21,680
800	Occidental Petroleum Corp.	65,080
550	XTO Energy, Inc.	25,592
		252,717

Finance (7.9%)
825	Bank of New York Mellon Corp.	23,075
350	Franklin Resources, Inc.	36,872
200	Goldman Sachs Group, Inc.	33,768
1,350	J.P. Morgan Chase & Co.	56,255
600	Prudential Financial, Inc.	29,856
550	The Travelers Companies, Inc.	27,423
1,600	U.S. Bancorp	36,016
1,950	Wells Fargo & Co.	52,631
		295,896
Health Services (0.7%)
425	McKesson Corp.	26,563

Health Technology (7.5%)
850	Abbott Laboratories	45,891
150	C.R. Bard, Inc.	11,685
775	Baxter International, Inc.	45,477
650	Becton, Dickinson & Co.	51,259
375	Eli Lilly and Co.	13,391
950	Johnson & Johnson	61,190
700	Medtronic, Inc.	30,786
400	Teleflex, Inc.	21,556
		281,235
Industrial Services (0.7%)
275	Diamond Offshore Drilling, Inc.	27,065

Process Industries (1.1%)
525	Monsanto Co.	42,919

Producer Manufacturing (5.0%)
450	3M Co.	37,201

Quantity	Name of Issuer	Market Value ($)(1)

450	Caterpillar, Inc.	25,645
550	Deere & Co.	29,749
1,850	General Electric Co.	27,990
250	Lockheed Martin Corp.	18,838
700	United Technologies Corp.	48,587
		188,010
Retail Trade (4.4%)
450	Best Buy Co., Inc.	17,757
600	CVS Caremark Corp.	19,326
950	Home Depot, Inc.	27,484
775	Target Corp.	37,487
750	TJX Co.	27,413
650	Wal-Mart Stores, Inc.	34,743
		164,210
Technology Services (2.8%)
450	Automatic Data Processing, Inc.	19,269
1,800	Microsoft Corp.	54,882
1,200	Oracle Corp.	29,448
		103,599
Transportation (1.5%)
400	C.H. Robinson Worldwide, Inc.	23,492
525	Union Pacific Corp.	33,548
		57,040
Utilities (0.9%)
700	Exelon Corp.	34,209

Total common stocks for United States		2,146,900

Total common stocks		3,566,531
(cost: $2,931,249)

Exchange Traded Funds (1.6%) (2)
6,000	iShares MSCI Japan * (3)	58,440
(cost: $55,096)

Closed-End Mutual Funds (1.2%) (2)
850	Tortoise Energy Capital Corp.	19,448
950	Kayne Anderson MLP Invest. Co.	23,788
Total closed-end mutual funds		43,236
(cost: $28,595)

Short Term Securities (1.8%) (2)
68,370	Wells Fargo Adv. Govt. Fund, 0.01%	68,370
(cost: $68,370)

Total investments in securities
(cost: $3,083,310) (4)		$3,736,577

*	The Fund’s total investment in Japan including the iShares comprises 3.0% of the Fund’s net assets.

See accompanying notes to portfolios of investments on page 44.

Sit Large Cap Growth Fund
Six Months Ended December 31, 2009

Portfolio Managers: Roger J. Sit, Ronald D. Sit, and Michael J. Stellmacher

          The Sit Large Cap Growth Fund’s six-month return was +18.93%, compared to the +23.02% return for the Russell 1000® Growth Index. The S&P 500 Index return for the period was +22.59%.
          U.S. stocks posted solid returns over the second half of 2009, as economic conditions gradually improved and corporate profits exceeded investors’ expectations. While we believe underlying fundamentals support further gains for stocks in the year ahead, we caution investors to not extrapolate the exceptional equity returns experienced in 2009 into the future. To this point, we believe that the nascent economic recovery will be somewhat muted compared to past upturns, thus limiting corporate earnings potential. In addition, interest rates may begin to rise from the exceptionally low current levels. However, we believe that there are still attractive opportunities in many market sectors. Overall valuations appear reasonable and companies have taken dramatic steps to lower their cost structures. This should lead to solid earnings growth, even if revenue growth is minimal.
          Over the past six months, sector weightings have increased in electronic technology, technology services and retail trade, largely based on our expectation for a cyclical recovery in profits in these areas. Conversely, weightings in energy minerals, industrial services and more defensive sectors, such as utilities, communications and health technology, have been modestly reduced. Regardless of sector, we continue to favor companies with strong balance sheets, predictable earnings growth and consistent cash flow generation.
          Relative to the Russell 1000® Growth Index, key drivers of the Fund’s underperformance over the past six months included stock selections in the electronic technology, retail trade, consumer durables and communications sectors, along with the cash allocation. On the positive side, the Fund’s stock selections in energy minerals and health services added to the relative return over the period. In terms of individual stocks, the most impactful contributors were Visa (+41% over the period), Franklin Resources (+51%), Intuitive Surgical (+85%) and Aflac (+51%), while holdings in Activision Blizzard (-12%), Research in Motion (-5%), Verizon Communications (+11%) and Genzyme (-12%) were the major detractors from relative returns.
          Based on the strong fundamentals and attractive valuations for companies held in the Fund, we remain enthusiastic about its long-term outlook.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Large Cap Growth Fund is to maximize long-term capital appreciation. The Fund pursues this objective by investing at least 80% of its net assets in the common stocks of domestic growth companies with capitalizations of $5 billion or more at the time of purchase.

PORTFOLIO SUMMARY

Net Asset Value 12/31/09:	$38.34 Per Share

6/30/09:	$32.42 Per Share

Total Net Assets:	$445.7 Million

Weighted Average Market Cap:	$70.6 Billion

PORTFOLIO STRUCTURE - BY SECTOR (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Large Cap Growth Fund	Russell 1000® Growth Index(1)	Russell 1000® Index(2)

3 Month**	5.64%	7.94%	6.07%
6 Month**	18.93	23.02	23.11
1 Year	28.14	37.21	28.43
5 Year	2.96	1.63	0.79
10 Year	-3.33	-3.99	-0.49
Inception***	9.64	10.33	11.34
(9/2/82)

CUMULATIVE TOTAL RETURNS*

	Sit Large Cap Growth Fund	Russell 1000® Growth Index(1)	Russell 1000® Index(2)

1 Year	28.14%	37.21%	28.43%
5 Year	15.72	8.44	4.01
10 Year	-28.69	-33.42	-4.80
Inception***	1138.36	1371.37	1788.71
(9/2/82)

*As of 12/31/09	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance. ***On 6/6/93, the Fund’s investment objective changed to allow for a portfolio of 100% stocks. Prior to that time, the portfolio was required to contain no more than 80% stocks.

(1)

An unmanaged index that measures the performance of those Russell 1000 companies (the largest 1,000 U.S. companies by capitalization) with higher price-to-book ratios and higher forecasted growth values.

(2)	An unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index (the largest 3,000 U.S. companies based on total market capitalization).

GROWTH OF $10,000

The sum of $10,000 invested on 12/31/99 and held until 12/31/09 would have declined to $7,131 in the Fund or $6,658 in the Russell 1000® Growth Index.

TOP 10 HOLDINGS

1.	Google, Inc.
2.	IBM Corp.
3.	Qualcomm, Inc.
4.	Cisco Systems, Inc.
5.	Oracle Corp.
6.	McDonald’s Corp.
7.	Coca Cola Co.
8.	Pepsico, Inc.
9.	Southwestern Energy Co.
10.	Procter & Gamble Co.
Total Number of Holdings: 95

Sit Large Cap Growth Fund
Portfolio of Investments - December 31, 2009 (Unaudited)

Quantity	Name of Issuer	Market Value ($)(1)

Common Stocks (98.2%) (2)
Communications (2.4%)
116,500	Rogers Communications, Inc.	3,611,500
206,500	Verizon Communications, Inc.	6,841,345
		10,452,845

Consumer Durables (1.0%)
391,500	Activision Blizzard, Inc. (3)	4,349,565

Consumer Non-Durables (10.0%)
161,900	Coca-Cola Co.	9,228,300
64,900	Colgate-Palmolive Co.	5,331,535
65,500	General Mills, Inc.	4,638,055
149,000	PepsiCo, Inc.	9,059,200
156,900	Philip Morris International, Inc.	7,561,011
143,700	Procter & Gamble Co.	8,712,531
		44,530,632

Consumer Services (4.5%)
148,500	McDonald’s Corp.	9,272,340
169,900	News Corp.	2,325,931
97,200	Visa, Inc.	8,501,112
		20,099,383

Electronic Technology (18.3%)
92,700	Analog Devices, Inc.	2,927,466
39,600	Apple, Inc. (3)	8,350,056
327,100	Applied Materials, Inc.	4,559,774
185,500	Broadcom Corp. (3)	5,833,975
172,200	Ciena Corp. (3)	1,866,648
445,500	Cisco Systems, Inc. (3)	10,665,270
58,000	Corning, Inc.	1,119,980
100,100	EMC Corp. (3)	1,748,747
420,900	Intel Corp.	8,586,360
93,800	IBM Corp.	12,278,420
111,200	Marvell Tech. Group, Ltd. (3)	2,307,400
261,000	Qualcomm, Inc.	12,073,860
93,400	Research In Motion, Ltd. (3)	6,308,236
159,500	Seagate Technology (3)	2,901,305
		81,527,497

Quantity	Name of Issuer	Market Value ($)(1)

Energy Minerals (7.3%)
79,200	EQT Corp.	3,478,464
40,800	Murphy Oil Corp.	2,211,360
92,100	Occidental Petroleum Corp.	7,492,335
182,300	Southwestern Energy Co. (3)	8,786,860
133,100	Ultra Petroleum Corp. (3)	6,636,366
87,782	XTO Energy, Inc.	4,084,496
		32,689,881
Finance (10.9%)
73,000	Aflac, Inc.	3,376,250
155,160	Bank of America Corp.	2,336,710
79,100	Bank of New York Mellon Corp.	2,212,427
11,900	CME Group, Inc.	3,997,805
39,900	Franklin Resources, Inc.	4,203,465
47,700	Goldman Sachs Group, Inc.	8,053,668
169,400	J.P. Morgan Chase & Co.	7,058,898
40,100	Northern Trust Corp.	2,101,240
38,700	PartnerRe, Ltd.	2,889,342
43,900	Prudential Financial, Inc.	2,184,464
55,000	The Travelers Companies, Inc.	2,742,300
92,600	U.S. Bancorp	2,084,426
203,535	Wells Fargo & Co.	5,493,410
		48,734,405

Health Services (1.7%)
28,000	McKesson Corp.	1,750,000
88,700	Medco Health Solutions, Inc. (3)	5,668,817
		7,418,817

Health Technology (9.6%)
93,400	Abbott Laboratories	5,042,666
28,800	Allergan, Inc.	1,814,688
76,800	Baxter International, Inc.	4,506,624
124,700	Celgene Corp. (3)	6,943,296
76,500	Genzyme Corp. (3)	3,749,265
128,800	Gilead Sciences, Inc. (3)	5,574,464
8,100	Intuitive Surgical, Inc. (3)	2,456,892
69,550	Johnson & Johnson	4,479,716
42,300	Medtronic, Inc.	1,860,354
58,800	St. Jude Medical, Inc. (3)	2,162,664
90,200	Thermo Fisher Scientific, Inc. (3)	4,301,638
		42,892,267

Quantity	Name of Issuer	Market Value ($)(1)

Industrial Services (2.4%)
52,200	McDermott International, Inc. (3)	1,253,322
53,800	Noble Corp.	2,189,660
85,900	Schlumberger, Ltd.	5,591,231
22,000	Transocean, Inc. (3)	1,821,600
		10,855,813

Non-Energy Minerals (0.5%)
19,600	Allegheny Technologies, Inc.	877,492
18,100	Freeport-McMoran, Inc. (3)	1,453,249
		2,330,741

Process Industries (3.2%)
47,800	Air Products and Chemicals, Inc.	3,874,668
95,200	Ecolab, Inc.	4,244,968
72,800	Monsanto Co.	5,951,400
		14,071,036

Producer Manufacturing (7.2%)
41,200	3M Co.	3,406,004
221,500	ABB, Ltd., A.D.R.	4,230,650
29,800	Danaher Corp.	2,240,960
75,800	Deere & Co.	4,100,022
78,000	Emerson Electronic Co.	3,322,800
236,800	General Electric Co.	3,582,784
20,800	ITT Corp.	1,034,592
28,000	Lockheed Martin Corp.	2,109,800
20,900	Precision Castparts Corp.	2,306,315
79,600	United Technologies Corp.	5,525,036
		31,858,963

Retail Trade (7.3%)
105,700	Best Buy Co., Inc.	4,170,922
70,561	Costco Wholesale Corp.	4,175,094
172,400	CVS/Caremark Corp.	5,553,004
114,800	Home Depot, Inc.	3,321,164
72,800	Kohl’s Corp. (3)	3,926,104
117,500	Target Corp.	5,683,475
109,400	Wal-Mart Stores, Inc.	5,847,430
		32,677,193

Quantity	Name of Issuer	Market Value ($)(1)

Technology Services (9.4%)
166,600	Accenture, Ltd.	6,913,900
127,700	Adobe Systems, Inc. (3)	4,696,806
26,100	Dolby Laboratories, Inc. (3)	1,245,753
20,900	Google, Inc. (3)	12,957,582
216,100	Microsoft Corp.	6,588,889
391,100	Oracle Corp.	9,597,594
		42,000,524
Transportation (1.9%)
73,400	Expeditors Intl. of Washington, Inc.	2,549,182
68,600	Union Pacific Corp.	4,383,540
28,100	United Parcel Service, Inc.	1,612,097
		8,544,819
Utilities (0.6%)
51,400	Wisconsin Energy Corp.	2,561,262

Total common stocks		437,595,643
(cost: $398,062,008)

Short-Term Securities (1.7%) (2)
7,785,003	Wells Fargo Adv. Govt. Fund, 0.01%	7,785,003
(cost: $7,785,003)

Total investments in securities
(cost: $405,847,011) (4)		$445,380,646

See accompanying notes to portfolios of investments on page 44.

Sit Mid Cap Growth Fund
Six Months Ended December 31, 2009

Portfolio Managers: Roger J. Sit, Kent L. Johnson, Matt T. Loucks, Robert W. Sit

          The Sit Mid Cap Growth Fund’s six-month return was +19.29%, compared to +25.45% for the Russell Mid Cap Growth® Index. The S&P Mid Cap 400 Index gained +26.65% during the period.
          Stock prices surged during the second half of 2009 as investors gained confidence that stimulus efforts made by policymakers around the world were taking hold, providing a foundation for improved economic conditions as the year progressed. Indeed, virtually all measures of business and consumer spending are currently showing improvement, including data related to the beleaguered housing sector. In contrast to 2008, one notable aspect of the market turnaround has been investors’ increased appetite for risk, which was specifically manifested in strong outperformance in stocks of companies with characteristics such as high debt levels, low stock prices and volatile earnings. Our view is that there is very little premium for “quality” in the market currently and we believe, therefore, that it is appropriate to focus on companies with strong balance sheets, consistent cash flow generation and earnings visibility. We have positioned the portfolio to benefit from a rotation into “high quality” from “low quality,” and our research team has identified numerous attractive stocks in many sectors. This includes the most heavily-weighted sectors within the Fund: electronic technology, technology services and health technology.
          Although the Fund generated a strong absolute return over the past six months, it lagged the gain for the Russell Mid Cap® Growth Index. Relative to this Index, the key reasons for underperformance were stock selection in several sectors, including electronic technology, consumer durables, health technology and finance. Stocks in these sectors that lagged over the period included Synaptics (-21% six-month return), Activision Blizzard (-12%), NuVasive (-28%), Gilead Sciences (-8%) and TCF Financial (+3%). Conversely, strong stock selection in technology services sector (Cognizant Technology Solutions (+70%) and Salesforce.com (+93%)) and underweighting the poor-performing commercial services sector added to relative returns during the second half of the year.
          Our research team remains committed and focused on identifying investment opportunities that will help our shareholders achieve their investment goals over the long term.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Sit Mid Cap Growth Fund is to maximize long-term capital appreciation. The Fund pursues this objective by investing at least 80% of its net assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

PORTFOLIO SUMMARY

Net Asset Value 12/31/09:	$11.81 Per Share
6/30/09:	$9.90 Per Share

Total Net Assets:	$140.1 Million

Weighted Average Market Cap:	$11.8 Billion

PORTFOLIO STRUCTURE - BY SECTOR (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Mid Cap Growth Fund	Russell Midcap® Growth Index(1)	Russell Midcap® Index(2)

3 Month**	4.33%	6.69%	5.92%
6 Month**	19.29	25.45	27.76
1 Year	35.59	46.29	40.48
5 Year	2.16	2.40	2.43
10 Year	-2.82	-0.52	4.98
Inception	11.54	n/a	n/a
(9/2/82)

CUMULATIVE TOTAL RETURNS*

	Sit Mid Cap Growth Fund	Russell Midcap® Growth Index(1)	Russell Midcap® Index(2)

1 Year	35.59%	46.29%	40.48%
5 Year	11.25	12.58	12.76
10 Year	-24.91	-5.09	62.57
Inception	1884.03	n/a	n/a
(9/2/82)

*As of 12/31/09		**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance.

(1)	An unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
(2)	An unmanaged index that measures the performance of the 800 smallest companies in The Russell 1000® Index.

GROWTH OF $10,000

The sum of $10,000 invested on 12/31/99 and held until 12/31/09 would have declined to $7,509 in the Fund or $9,491 in the Russell Midcap® Growth Index.

TOP 10 HOLDINGS

1.	Cognizant Tech. Solutions Corp.
2.	Southwestern Energy Co.
3.	Celgene Corp.
4.	Broadcom Corp.
5.	Activision Blizzard, Inc.
6.	CF Industries Holdings, Inc.
7.	Airgas, Inc.
8.	Citrix Systems, Inc.
9.	TCF Financial Corp.
10.	Ansys, Inc.
Total Number of Holdings: 98

Sit Mid Cap Growth Fund

Portfolio of Investments - December 31, 2009 (Unaudited)

Quantity Name of Issuer		Market Value ($)(1)

Common Stocks (100.3%) (2)
Communications (1.5%)
49,900	American Tower Corp. (3)	2,156,179

Consumer Durables (2.6%)
246,200	Activision Blizzard, Inc. (3)	2,735,282
20,200	Snap-on, Inc.	853,652
		3,588,934
Consumer Non-Durables (3.3%)
24,400	Avon Products, Inc.	768,600
33,400	Central European Distribution (3)	948,894
44,100	Coach, Inc.	1,610,973
48,100	Coca-Cola Enterprises, Inc.	1,019,720
8,000	Hansen Natural Corp. (3)	307,200
		4,655,387
Consumer Services (3.1%)
25,700	Devry, Inc.	1,457,961
60,600	International Game Technology	1,137,462
39,532	Marriott International, Inc.	1,077,247
3,400	Strayer Education, Inc.	722,466
		4,395,136
Electronic Technology (14.8%)
57,150	Analog Devices, Inc.	1,804,797
5,300	Apple, Inc. (3)	1,117,558
89,575	Broadcom Corp. (3)	2,817,134
61,600	Ciena Corp. (3)	667,744
22,700	CommScope, Inc. (3)	602,231
22,900	F5 Networks, Inc. (3)	1,213,242
49,900	Juniper Networks, Inc. (3)	1,330,833
33,400	KLA-Tencor Corp.	1,207,744
92,600	Marvell Tech. Group, Ltd. (3)	1,921,450
54,200	NetApp, Inc. (3)	1,863,938
14,300	Research In Motion, Ltd. (3)	965,822
82,500	Seagate Technology (3)	1,500,675
12,700	Silicon Laboratories, Inc. (3)	613,918
56,800	Synaptics, Inc. (3)	1,740,920
51,500	Xilinx, Inc.	1,290,590
		20,658,596
Energy Minerals (6.3%)
11,000	Apache Corp.	1,134,870
20,200	EQT Corp.	887,184
22,400	Murphy Oil Corp.	1,214,080
67,600	Southwestern Energy Corp. (3)	3,258,320

Quantity Name of Issuer		Market Value ($)(1)

28,800	Ultra Petroleum Corp. (3)	1,435,968
19,695	XTO Energy, Inc.	916,408
		8,846,830
Finance (9.0%)
24,950	Ace, Ltd.	1,257,480
26,700	Affiliated Managers Group, Inc. (3)	1,798,245
25,200	Aflac, Inc.	1,165,500
15,300	IntercontinentalExchange, Inc. (3)	1,718,190
22,800	Northern Trust Corp.	1,194,720
17,400	PartnerRe, Ltd.	1,299,084
34,800	T. Rowe Price Group, Inc.	1,853,100
169,800	TCF Financial Corp.	2,312,676
		12,598,995
Health Services (4.0%)
13,200	Covance, Inc. (3)	720,324
18,900	Express Scripts, Inc. (3)	1,633,905
25,300	Laboratory Corp. (3)	1,893,452
25,000	Stericycle, Inc. (3)	1,379,250
		5,626,931
Health Technology (11.9%)
9,700	Alcon, Inc.	1,594,195
29,600	Allergan, Inc.	1,865,096
49,600	Amylin Pharmaceuticals, Inc. (3)	703,824
52,500	Celgene Corp. (3)	2,923,200
50,400	Gilead Sciences, Inc. (3)	2,181,312
31,500	Idexx Laboratories, Inc. (3)	1,683,360
3,946	Intuitive Surgical, Inc. (3)	1,196,901
15,700	Millipore Corp. (3)	1,135,895
49,688	NuVasive, Inc. (3)	1,589,022
35,950	Thermo Fisher Scientific, Inc. (3)	1,714,455
		16,587,260
Industrial Services (4.1%)
42,600	Aecom Technology Corp. (3)	1,171,500
38,800	Jacobs Engineering Group (3)	1,459,268
36,900	McDermott International, Inc. (3)	885,969
17,100	National-Oilwell Varco, Inc. (3)	753,939
20,200	Noble Corp.	822,140
26,200	Smith International, Inc.	711,854
		5,804,670
Non-Energy Minerals (1.1%)
17,050	Allegheny Technologies, Inc.	763,329
25,000	Haynes International, Inc.	824,250
		1,587,579

Quantity Name of Issuer		Market Value ($)(1)

Process Industries (7.8%)
52,600	Airgas, Inc.	2,503,760
57,300	Albemarle Corp.	2,084,001
29,900	CF Industries Holdings, Inc.	2,714,322
49,500	Ecolab, Inc.	2,207,205
36,700	Scotts Miracle-Gro Co.	1,442,677
		10,951,965
Producer Manufacturing (8.6%)
31,600	AGCO Corp. (3)	1,021,944
26,750	AMETEK, Inc.	1,022,920
37,800	Cummins, Inc.	1,733,508
9,500	Flowserve Corp.	898,035
14,300	ITT Corp.	711,282
18,600	Precision Castparts Corp.	2,052,510
24,700	Rockwell Collins, Inc.	1,367,392
34,500	SPX Corp.	1,887,150
51,900	Trimble Navigation, Ltd. (3)	1,307,880
		12,002,621
Retail Trade (5.6%)
13,100	Best Buy Co., Inc.	516,926
10,300	BJ’s Wholesale Club, Inc. (3)	336,913
48,100	Dick’s Sporting Goods, Inc. (3)	1,196,247
83,600	GameStop Corp. (3)	1,834,184
37,000	J.C. Penney Company, Inc.	984,570
38,700	Nordstrom, Inc.	1,454,346
40,800	TJX Companies, Inc.	1,491,240
		7,814,426
Technology Services (13.3%)
54,190	Adobe Systems, Inc. (3)	1,993,108
33,150	Akamai Technologies, Inc. (3)	839,690
29,400	Amdocs, Ltd. (3)	838,782
52,500	ANSYS, Inc. (3)	2,281,650
52,800	Autodesk, Inc. (3)	1,341,648
17,200	BMC Software, Inc. (3)	689,720
55,600	Citrix Systems, Inc. (3)	2,313,516
91,800	Cognizant Tech. Solutions Corp. (3)	4,158,540
18,100	Dolby Laboratories, Inc. (3)	863,913
17,700	Salesforce.com, Inc. (3)	1,305,729
47,100	Sybase, Inc. (3)	2,044,140
		18,670,436

Quantity Name of Issuer		Market Value ($)(1)

Transportation (2.8%)
38,500	C.H. Robinson Worldwide, Inc.	2,261,105
45,800	Expeditors Intl. of Washington, Inc.	1,590,634
		3,851,739

Utilities (0.5%)
12,800	Wisconsin Energy Corp.	637,824

Total common stocks		140,435,508
(cost: $123,529,874)

Total investments in securities
(cost: $123,529,874) (4)		$140,435,508

See accompanying notes to portfolios of investments on page 44.

31

Sit International Growth Fund
Six Months Ended December 31, 2009

Portfolio Managers: Roger J. Sit, Janet K. Kinzler, and Tasha M. Murdoff

          For the six-month period ended December 31, 2009, the Sit International Growth Fund outperformed the MSCI EAFE Growth Index, up +22.73% versus 21.65%. Financial stocks contributed the most to the outperformance due to positive stock selection that was only partially offset by the Fund’s overweight stance. Basic materials were the largest detractor to performance given the underweight position. The underweight stance and better stock selection made Japan the top contributing country. Euroland and Asia ex-Japan also contributed meaningfully due to positive stock selection.
          The European economy made a remarkable recovery in 2009, particularly given the weaker countries of Spain, Italy, and Greece. While the different countries are in various stages of the recovery, it appears that most countries have now found a bottom and are set to recover in 2010. Given this, the Fund is opportunistically increasing exposure to technology, late-cyclical sectors, energy, and commodity-related sectors while still maintaining exposure to growth companies in the consumer staples, healthcare, telecommunications, and other less economy-sensitive sectors. Even so, the Fund remains underweight to the Index in Europe at 53.3% versus 63.4% as emerging market exposure in Asia and Europe is more desirable.
          Japan continues to be the weakest performing nation in the Fund. The economy continues to falter with exports being the only bright spot and the consumer weakening. The Fund is over 30% underweight relative to the Index at 13.8% versus 20.7%. Within Japan, the Fund maintains a balanced portfolio of globally-competitive export beneficiaries, domestic restructuring/recovery plays, and domestic consumption investments
          The Asia ex-Japan economies have rebounded strongly due to demand from emerging markets. In particular, Australia has done well given its commodity-exposed companies while other stocks exposed to the Chinese consumer have soared. The Fund is maintaining an overweight position, currently at 20.0% versus the Index at 15.9%. Given confidence in emerging markets, the Fund favors infrastructure-related industries that will benefit from government-induced economic stimulus, along with domestic consumption beneficiaries.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the International Growth Fund is long-term growth. The Fund seeks to achieve its objective by investing at least 90% of its net assets in common stocks of growth companies domiciled outside the United States.
          In selecting investments for the Fund, the Adviser begins by selecting countries or regions in which to invest by considering several factors affecting the economy and equity market of foreign countries and regions. After the country and regional allocations are determined, the Adviser seeks industries and sectors that it believes have earnings growth prospects that are greater than the average. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth.

PORTFOLIO SUMMARY

Net Asset Value 12/31/09:	$13.25 Per Share
6/30/09:	$10.90 Per Share

Total Net Assets:	$24.3 Million

Weighted Average Market Cap:	$58.9 Billion

PORTFOLIO STRUCTURE - BY REGION (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit International Growth Fund	MSCI EAFE Growth Index(1)	MSCI EAFE Index(2)

3 Month**	4.03%	4.17%	2.18%
6 Month**	22.73	21.65	22.07
1 Year	27.65	29.36	31.78
5 Year	2.01	3.65	3.54
10 Year	-5.78	-1.31	1.17
Inception	3.67	3.54	5.36
(11/1/91)

CUMULATIVE TOTAL RETURNS*

	Sit International Growth Fund	MSCI EAFE Growth Index(1)	MSCI EAFE Index(2)

1 Year	27.65%	29.36%	31.78%
5 Year	10.47	19.62	18.98
10 Year	-44.84	-12.35	12.38
Inception	92.44	88.26	158.53
(11/1/91)

*As of 12/31/09.		**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance.

(1)

MSCI uses a two-dimensional framework for style segmentation in which value and growth securities are categorized using a multifactor approach. The objective of the Index design is to divide constituents of an underlying MSCI Equity Index into respective value and growth indices, each targeting 50% of the free float adjusted market capitalization of the underlying market index.

(2)

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada.

GROWTH OF $10,000

The sum of $10,000 invested on 12/31/99 and held until 12/31/09 would have declined to $5,516 in the Fund or $8,765 in the MSCI EAFE Growth Index assuming reinvestment of all dividends and capital gains.

PORTFOLIO STRUCTURE - BY SECTOR (% OF TOTAL NET ASSETS)

Sit International Growth Fund

Portfolio of Investments - December 31, 2009 (Unaudited)

TOP 10 HOLDINGS

1.	BHP Billiton, Ltd.
2.	Telefonica, S.A.
3.	Nestle, S.A.
4.	Rio Tinto, A.D.R.
5.	Reckitt Benckiser, p.l.c
6.	Total, S.A.
7.	Banco Bilbao Vizcaya-SP, A.D.R.
8.	Syngenta
9.	Veolia Environment
10.	Research in Motion, Ltd.
Total Number of Holdings: 95

Quantity Name of Issuer	Market Value ($)(1)

Common Stocks (97.6%) (2)

Africa/ Middle East (1.5%)

Israel (1.0%)
4,500	Teva Pharmaceutical Industries, A.D.R.
	(Health Technology)	252,810
South Africa (0.5%)
3,100	Sasol, A.D.R. (Energy Minerals)	123,814

Asia (32.6%)

Australia (9.2%)
11,514	Australia and New Zealand Banking
	Group (Finance)	234,926
33,958	BHP Billiton, Ltd. (Non-Energy Minerals)	1,301,058
2,150	Rio Tinto, A.D.R. (Non-Energy Minerals)	463,089
2,000	Westpac Banking Corp., A.D.R. (Finance)	226,040
		2,225,113
Hong Kong / China (7.7%)
5,000	AsiaInfo Holdings, Inc. (Tech. Services) (3)	152,350
17,600	China Unicom (Hong Kong), Ltd., A.D.R.
	(Communications)	230,736
24,070	HSBC Holdings, p.l.c. (Finance)	274,541
30,350	HSBC Holdings, p.l.c. (Finance)	345,200
15,000	Hutchison Whampoa, Ltd. (Producer Mfg.)	102,619
38,000	Li & Fung, Ltd. (Consumer Durables)	157,095
1,900	New Oriental Education & Technology
	Group, A.D.R. (Consumer Svcs.) (3)	143,659
2,400	Standard Chartered (Finance)	60,577
15,600	Sun Hung Kai Properties, Ltd. (Finance)	231,939
32,000	Tsingtao Brewery Co. (Consumer Non-Durables)	176,992
		1,875,708

Quantity Name of Issuer	Market Value ($)(1)

India * (0.5%)
3,200	ICICI Bank, A.D.R. (Finance)	120,672

Japan (13.8%)
4,300	AFLAC, Inc., A.D.R. (Finance)	198,875
13,000	Asahi Glass Co.
	(Electronic Technology)	123,710
6,600	Canon, Inc. (Electronic Tech.)	280,875
3,400	FANUC LTD. (Producer Mfg.)	317,023
9,600	Honda Motor Co., Ltd. (Producer Mfg.)	325,855
12	Inpex Corp. (Energy Minerals)	90,772
7,000	Kao Corp. (Consumer Non-Durables)	164,128
13,000	Kirin Holdings Company, Ltd.
	(Consumer Non-Durables)	208,570
6,800	Komatsu, Ltd. (Producer Mfg.)	142,414
21,000	Kubota Corp. (Producer Mfg.)	192,775
41,080	Mitsubishi UFJ Financial Group, Inc. (Finance)	202,438
24,000	Mitsui O.S.K. Lines, Ltd.
	(Transportation)	126,839
2,000	SMC Corp. (Producer Mfg.)	228,462
3,800	Sony Corp., A.D.R. (Consumer Durables)	110,200
9,400	Sugi Holdings Co., Ltd. (Retail Trade)	206,611
9,000	Toyo Suisan Kaisha, Ltd.
	(Consumer Non-Durables)	207,635
3,400	Yamada Denki Co. (Retail Trade)	229,468
		3,356,650
South Korea (1.4%)
1,000	Samsung Electronics Co., G.D.R.
	(Electronic Tech.)	343,073

Europe (53.3%)

Denmark (0.9%)
3,500	Vestas Wind Systems A/S
	(Process Industries) (3)	213,279
France (8.0%)
3,260	Alstom, S.A. (Producer Mfg.)	228,180
12,100	AXA (Finance)	284,332
3,896	BNP Paribas (Finance)	309,280
5,000	Schlumberger, Ltd., A.D.R. (Indus. Svcs.)	325,450
6,884	Total, S.A. (Energy Minerals)	442,526
11,030	Veolia Environment (Utilities)	363,894
		1,953,662

Germany (5.8%)
5,420	Adidas AG (Consumer Durables)	293,821
5,600	Aixtron, A.D.R. (Electronic Tech.)	187,600
2,200	Allianz SE (Finance)	272,939

Quantity Name of Issuer	Market Value ($)(1)

1,575	Muenchener Rueckver (Finance)	245,526
3,323	SAP AG (Tech. Services)	158,550
2,800	Siemens AG (Producer Mfg.)	257,172
		1,415,608
Ireland (0.7%)
7,500	Icon, A.D.R. (Health Tech.) (3)	162,975
Italy (2.2%)
41,778	Enel S.P.A. (Utilities)	242,070
6,750	Tenaris S.A., A.D.R. (Industrial Svcs.)	287,888
		529,958
Netherlands (3.5%)
8,800	ASML Holding N.V. (Electronic Tech.)	299,992
19,988	ING Groep N.V. (Finance)	192,652
4,939	Philips Electronics N.V. (Consumer Durables)	146,115
6,600	TNT NV (Transportation)	202,944
		841,703
Poland (1.3%)
11,000	Central European Distribution Corp.
	(Consumer Non-Durables) (3)	312,510
Spain (6.2%)
21,859	Banco Bilbao Vizcaya, S.A., A.D.R.
	(Finance)	394,335
14,700	Banco Santander, A.D.R. (Finance)	241,668
4,130	Inditex (Consumer Durables)	258,143
22,100	Telefonica, S.A. (Communications)	619,072
		1,513,218
Sweden (0.9%)
23,600	Ericsson, A.D.R. (Electronic Tech.)	216,884
Switzerland (10.3%)
12,900	ABB, Ltd., A.D.R. (Producer Mfg.)	246,390
6,850	Credit Suisse Group (Finance)	339,588
2,000	Kuehne & Nagel Intl. A.G. (Transportation)	194,590
11,600	Nestle, S.A. (Consumer Non-Durables)	563,371
4,100	Nobel Biocare Holding A.G. (Health Tech.)	137,505
3,759	Novartis, A.G. (Health Tech.)	205,415
763	Roche Holdings, A.G. (Health Tech.)	130,571
1,300	Syngenta, A.G. (Process Industries)	367,379
2,525	Synthes, Inc. (Health Tech.) (3)	331,223
		2,516,032

United Kingdom (13.5%)
3,703	Anglo American, p.l.c. (Non-Energy Minerals) (3)	160,334
8,075	Autonomy Corp., p.l.c. (Technology Services) (3)	196,055
5,400	BP, A.D.R. (Energy Minerals)	313,038
9,058	British American Tobacco, p.l.c
	(Consumer Non-Durables)	293,991
19,850	Burberry Group p.l.c. (Retail Trade)	190,611

Quantity Name of Issuer	Market Value ($)(1)

3,700	Diageo, A.D.R. (Consumer Non-Durables)	256,817
6,300	GlaxoSmithkline, A.D.R. (Health Tech.)	266,175
24,800	Pearson, A.D.R. (Consumer Services)	356,128
8,225	Reckitt Benckiser, p.l.c. (Consumer Non-Durables)	445,126
4,900	Royal Dutch Shell, A.D.R. (Energy Minerals)	284,837
47,240	Tesco, p.l.c. (Retail Trade)	325,830
82,600	Vodafone Group, p.l.c. (Communications)	191,237
		3,280,179

Latin America (4.1%)

Brazil (1.9%)
8,400	AGCO Corp. (Producer Mfg.) (3)	271,656
3,900	Petrobras, A.D..R. (Energy Minerals)	185,952
		457,608
Chile (0.7%)
2,500	Banco Santander Chile, A.D.R. (Finance)	161,950
Guatemala (0.6%)
1,900	Millicom International Cellular S.A.
	(Communications) (3)	140,163
Mexico (0.9%)
47,760	Wal-Mart de Mexico (Retail Trade)	213,276

North America (6.1%)

Bermuda (0.6%)
1,900	PartnerRe, Ltd. (Finance)	141,854
Canada (5.5%)
3,800	Canadian National Railway Co. (Transportation)	206,568
2,600	Potash Corp. of Saskatchewan, Inc. (Process Indus.)	282,100
5,300	Research In Motion, Ltd. (Electronic Tech.) (3)	357,962
9,500	Rogers Communications, Inc. (Communications)	294,500
3,700	Royal Bank of Canada (Finance)	198,135
		1,339,265

Total common stocks (cost: $18,924,652)		23,707,964

Exchange Traded Funds (1.2%) (2)
43,400	iShares MSCI India* (3)	299,026
(cost: $150,091)

Short Term Securities (0.9%) (2)
211,500	Wells Fargo Adv. Govt. Fund, 0.01%	211,500
(cost: $211,500)

Total investments in securities (cost: $19,286,243) (4)		24,218,490

*	The Fund’s total investment in India including the iShares comprises 1.7% of the Fund’s net assets.

See accompanying notes to portfolios of investments on page 44.

Sit Small Cap Growth Fund
Six Months Ended December 31, 2009

Portfolio Managers: Roger J. Sit, kent L. Johnson, Robert W. Sit, Matt T. Loucks, Michael J. Stellmacher

          The Sit Small Cap Growth Fund returned +20.78% over the past six months. This compares to the six-month return of +20.75% for the Russell 2000® Growth Index and the +23.90% return for the Russell 2000® Index.
          Small cap stocks posted strong returns since the market lows in early 2009, as investors became less risk averse amid the significant actions taken by governments around the world to inject both monetary and fiscal stimulus into the global financial system. However, while we think the odds favor a continuation of economic growth in 2010, we believe that risks remain and that economic and market conditions have potential to be quite volatile over the intermediate term. Key variables include the direction of interest rates, the impact of the withdrawal of fiscal and monetary stimulus, and high unemployment. While the Fund remains positioned in companies that we expect to benefit from a cyclical recovery in the global economy, we think that risks must also be considered. To this point, we believe diversification among sectors and a focus on fundamentally strong companies are keys to manage and mitigate potential downside. For example, while the Fund has a substantial weighting in cyclical sectors, such as technology and capital goods, the noncyclical health technology sector has the largest weighting within the portfolio. In addition, our individual stock emphasis is on companies with strong business fundamentals and attractive financial characteristics, including healthy balance sheets and consistent cash flow generation.
          Compared to the Russell 2000® Growth Index, the Fund’s six-month relative performance was positively impacted by strong stock selection in technology services, communications, industrial services and consumer durables. Conversely, holdings in health technology and retail trade negatively impacted returns over the period. In terms of individual stocks, Tupperware Brands, Informatica, Lufkin Industries and Intuitive Surgical had the most positive impact on relative returns over the period. Each of these stocks rose over 50% during the period. The most significant detractors from performance included shares of NuVasive, Synaptics, URS and TCF Financial.
          We remain enthusiastic about the Fund’s prospects in the year ahead and appreciate shareholders’ continued interest.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Sit Small Cap Growth Fund is to maximize long-term capital appreciation. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies with capitalizations at the time of purchase of up to $3.0 billion, or up to the market capitalization of the largest company included in the Russell 2000 Index measured at the end of the previous twelve months.
          The Adviser invests in a diversified group of growing small companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth.

PORTFOLIO SUMMARY

Net Asset Value 12/31/09:	$31.27 Per Share

6/30/09:	$25.89 Per Share

Total Net Assets:	$62.2 Million

Weighted Average Market Cap:	$3.1 Billion

PORTFOLIO STRUCTURE - BY SECTOR (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Small Cap Growth Fund	Russell 2000® Growth Index(1)	Russell 2000® Index(2)

3 Month**	5.39%	4.14%	3.87%
6 Month**	20.78	20.75	23.90
1 Year	33.06	34.47	27.17
5 Year	3.19	0.87	0.51
10 Year	-0.55	-1.37	3.51
Inception	9.74	5.38	7.78
(7/1/94)

CUMULATIVE TOTAL RETURNS*

	Sit Small Cap Growth Fund	Russell 2000® Growth Index(1)	Russell 2000® Index(2)

1 Year	33.06%	34.47%	27.17%
5 Year	16.98	4.44	2.58
10 Year	-5.36	-12.92	41.26
Inception	322.97	125.49	219.72
(7/1/94)

*As of 12/31/09.	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance.

(1)	An unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
(2)	An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000® Index (an index of the 3,000 largest U.S. companies based on total market capitalization).

GROWTH OF $10,000

The sum of $10,000 invested on 12/31/99 and held until 12/31/09 would have declined to $9,464 in the Fund or $8,708 in the Russell 2000® Growth Index assuming reinvestment of all dividends and capital gains.

TOP 10 HOLDINGS

1.	Informatica Corp.
2.	ANSYS, Inc.
3.	Tupperware Brands Corp.
4.	Core Laboratories
5.	Concur Technologies, Inc.
6.	Lufkin Industries, Inc.
7.	Synaptics, Inc.
8.	Citrix Systems, Inc.
9.	Arena Resources, Inc.
10.	NuVasive, Inc.
Total Number of Holdings: 99

Sit Small Cap Growth Fund
Portfolio of Investments - December 31, 2009 (Unaudited)

Quantity	Name of Issuer	Market Value ($)(1)

Common Stocks (99.7%) (2)
Commercial Services (1.1%)
10,500	FactSet Research Systems, Inc.	691,635

Communications (2.8%)
28,650	SBA Communications Corp. (3)	978,684
44,000	TW Telecom, Inc. (3)	754,160
		1,732,844
Consumer Durables (3.9%)
13,500	Polaris Industries, Inc.	589,005
10,600	Snap On, Inc.	447,956
29,700	Tupperware Brands Corp.	1,383,129
		2,420,090
Consumer Non-Durables (3.5%)
15,100	Central European Distribution Corp. (3)	428,991
24,100	FGX International Holdings. Ltd. (3)	472,119
19,300	Hansen Natural Corp. (3)	741,120
30,000	True Religion Apparel, Inc. (3)	554,700
		2,196,930
Consumer Services (3.7%)
18,000	Buffalo Wild Wings, Inc. (3)	724,860
8,275	Capella Education Co. (3)	623,108
11,300	DeVry, Inc.	641,049
18,000	Red Robin Gourmet Burgers, Inc. (3)	322,200
		2,311,217
Electronic Technology (12.9%)
37,900	Arris Group, Inc. (3)	433,197
75,400	Ciena Corp. (3)	817,336
16,600	CommScope, Inc. (3)	440,398
13,900	F5 Networks, Inc. (3)	736,422
47,700	Intersil Corp.	731,718
50,900	Microsemi Corp. (3)	903,475
21,700	MICROS Systems, Inc. (3)	673,351
13,700	Silicon Laboratories, Inc. (3)	662,258
63,900	Skyworks Solutions, Inc. (3)	906,741
34,600	Synaptics, Inc. (3)	1,060,490
18,600	Varian Semiconductor Equip., Inc. (3)	667,368
		8,032,754
Energy Minerals (5.5%)
23,600	Arena Resources, Inc. (3)	1,017,868
12,200	Atlas Energy, Inc. (3)	368,074
19,500	EQT Corp.	856,440
16,600	Frontier Oil Corp.	199,864
20,100	Southwestern Energy Co. (3)	968,820
		3,411,066

Quantity	Name of Issuer	Market Value ($)(1)

Finance (5.6%)
13,675	Affiliated Managers Group, Inc. (3)	921,011
26,600	Aspen Insurance Holdings, Ltd.	676,970
17,500	Hanover Insurance Group, Inc.	777,525
5,500	Stifel Financial Corp. (3)	325,820
57,400	TCF Financial Corp.	781,788
		3,483,114
Health Services (3.5%)
20,500	Allscripts Healthcare Solutions, Inc. (3)	414,715
13,000	Amedisys, Inc. (3)	631,280
9,800	Covance, Inc. (3)	534,786
10,700	Stericycle, Inc. (3)	590,319
		2,171,100
Health Technology (17.7%)
18,700	Alexion Pharmaceuticals, Inc. (3)	912,934
26,500	Amylin Pharmaceuticals, Inc. (3)	376,035
12,900	BioMarin Pharmaceutical, Inc. (3)	242,649
17,100	Celgene Corp. (3)	952,128
39,500	ev3, Inc. (3)	526,930
11,300	Gen-Probe, Inc. (3)	484,770
9,700	Haemonetics Corp. (3)	534,955
22,800	ICON, A.D.R. (3)	495,444
14,300	IDEXX Laboratories, Inc. (3)	764,192
2,500	Intuitive Surgical, Inc. (3)	758,300
31,500	NuVasive, Inc. (3)	1,007,370
20,200	PerkinElmer, Inc.	415,918
22,196	SurModics, Inc. (3)	502,961
11,100	Techne Corp.	761,016
6,200	Teleflex, Inc.	334,118
31,200	Thoratec Corp. (3)	839,904
12,800	United Therapeutics Corp. (3)	673,920
24,300	Volcano Corp. (3)	422,334
		11,005,878
Industrial Services (6.3%)
11,500	Atwood Oceanics, Inc. (3)	412,275
4,900	CARBO Ceramics, Inc.	334,033
9,800	Core Laboratories	1,157,576
14,600	Lufkin Industries, Inc.	1,068,720
20,700	URS Corp. (3)	921,564
		3,894,168
Non-Energy Minerals (1.0%)
7,450	Allegheny Technologies, Inc.	333,537
8,000	Haynes International, Inc.	263,760
		597,297

Quantity	Name of Issuer	Market Value ($)(1)

Process Industries (3.7%)
8,400	CF Industries Holdings, Inc.	762,552
4,500	Dionex Corp. (3)	332,415
55,500	Landec Corp. (3)	346,320
9,600	Scotts Miracle-Gro Co.	377,376
14,700	Terra Industries, Inc.	473,193
		2,291,856
Producer Manufacturing (7.2%)
13,700	AMETEK, Inc.	523,888
10,900	Anixter International, Inc. (3)	513,390
17,100	IDEX Corp.	532,665
12,650	Kaydon Corp.	452,364
12,700	MTS Systems Corp.	364,998
24,886	Rofin-Sinar Technologies, Inc. (3)	587,558
6,600	Teledyne Technologies, Inc. (3)	253,176
28,500	Trimble Navigation, Ltd. (3)	718,200
13,800	Wabtec Corp.	563,592
		4,509,831
Retail Trade (3.5%)
4,500	BJ’s Wholesale Club, Inc. (3)	147,195
23,500	Cato Corp.	471,410
11,600	Dicks Sporting Goods, Inc. (3)	288,492
34,600	GameStop Corp. (3)	759,124
27,000	Ulta Salon, Cosmetics & Fragrance (3)	490,320
		2,156,541
Technology Services (15.7%)
34,200	ANSYS, Inc. (3)	1,486,332
13,200	AsiaInfo Holdings, Inc. (3)	402,204
24,800	Citrix Systems, Inc. (3)	1,031,928
25,800	Concur Technologies, Inc. (3)	1,102,950
8,200	Dolby Laboratories, Inc. (3)	391,386
67,600	Informatica Corp. (3)	1,748,136
36,500	Quest Software, Inc. (3)	671,600
15,500	Solera Holdings, Inc	558,155
22,600	Sybase, Inc. (3)	980,840
14,700	Syntel, Inc.	559,041
28,400	The Ultimate Software Group, Inc. (3)	834,108
		9,766,680
Transportation (1.5%)
4,200	Con-way, Inc.	146,622
16,900	Hub Group, Inc. (3)	453,427
22,200	UTI Worldwide, Inc.	317,904
		917,953
Utilities (0.6%)
6,900	ITC Holdings Corp.	359,421

Quantity	Name of Issuer	Market Value ($)(1)

Total common stocks
(cost: $53,689,768)		61,950,375

Short-Term Securities (0.2%) (2)
120,861	Wells Fargo Adv. Govt. Fund, 0.01%	120,861
(cost: $120,861)

Total investments in securities
(cost: $53,810,629) (4)		$62,071,236

See accompanying notes to portfolios of investments on page 44.

Sit Developing Markets Growth Fund
Six Months Ended December 31, 2009

Portfolio Managers: Roger J. Sit and Raymond E. Sit

          The Sit Developing Markets Growth Fund outperformed for the last six months of 2009, appreciating +32.34% versus +29.97% for the MSCI Emerging Markets Index. China was the top contributing country given excellent stock selection. Materials, telecommunications, and software contributed the most due to good stock selection. This strong performance was only partially offset by poor stock selection in the energy sector and emerging Europe region.
          The Fund is overweight the Index in Asia at 58.4% versus 55.6%. The Fund increased exposure, from not only significant stock price appreciation but increased positions. These economies have rebounded strongly due to demand from emerging markets. In particular, commodity-exposed companies did well while other stocks exposed to the Chinese consumer soared. Given confidence in emerging markets, the Fund favors infrastructure-related industries that will benefit from government-induced economic stimulus, along with domestic consumption beneficiaries.
          The strengthening commodity prices and demand for basic materials have boosted the Latin American economy. The Fund maintains significant exposure to basic material-related investments as long-term fundamentals remain sound. As witnessed over the past few years, there will likely be significant volatility, but the general trend should be positive. In addition to the basic material-related stocks, the Fund also has exposure to consumer and telecommunication holdings. Overall, the Fund is overweight at 26.3% versus the Index at 23.9%.
          Eastern and Central Europe were the top performing regions in the last six months. The Fund is underweight as there appears to be better opportunities elsewhere, such as China and India. Currently the Fund’s weight is 5.9% while the Index is at 10.1%. Within the region, the investments are comprised of consumer-related stocks such as consumer staples, telecommunications, and retailing.
          The Fund continues to be underweight in the Middle East and Africa at 8.0% versus the Index at 10.4% as investment opportunities in Asia ex-Japan appear to be more attractive. The Fund is exposed to consumer-related, financial, software, pharmaceutical, and energy-related stocks in the aforementioned nations.

INVESTMENT OBJECTIVE AND STRATEGY

          The Fund seeks to maximize long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of its net assets in common stocks of companies domiciled or operating in a developing market. In selecting investments for the Fund, the Adviser begins by selecting countries or regions in which to invest by considering several factors affecting the economy and equity market of foreign countries and regions. After the country and regional allocations are determined, the Adviser seeks industries and sectors that appear to have strong earnings growth prospects. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth.

PORTFOLIO SUMMARY

Net Asset Value 12/31/09:	$21.30 Per Share
6/30/09:	$16.13 Per Share

Total Net Assets:	$16.5 Million

Weighted Average Market Cap:	$37.4 Billion

PORTFOLIO STRUCTURE - BY REGION (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS *

	Sit Developing Markets Growth Fund	MSCI Emerging Markets Index(1)	MSCI Emerging Markets Growth Index(2)

3 Month**	9.80%	8.25%	8.62%
6 Month**	32.34	29.97	30.05
1 Year	73.97	74.50	74.49
5 Year	14.03	12.79	11.60
10 Year	5.10	7.29	5.43
Inception	5.66	4.78	n/a
(7/1/94)

CUMULATIVE TOTAL RETURNS*

	Sit Developing Markets Growth Fund	MSCI Emerging Markets Index(1)	MSCI Emerging Markets Growth Index(2)

1 Year	73.97%	74.50%	74.49%
5 Year	92.80	82.50	73.10
10 Year	64.47	102.17	69.70
Inception	134.93	106.49	n/a
(7/1/94)
*As of 12/31/09		**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance.

(1)	MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
(2)

MSCI uses a two-dimensional framework for style segmentation in which value and growth securities are categorized using a multi-factor approach. The objective of the index design is to divide constituents of an underlying MSCI Equity Index into respective value and growth indices, each targeting 50% of the free float-adjusted market capitalization of the underlying market index.

GROWTH OF $10,000

The sum of $10,000 invested on 12/31/99 and held until 12/31/09 would have grown to $16,447 in the Fund or $20,217 in the MSCI Emerging Markets Index assuming reinvestment of all dividends and capital gains.

PORTFOLIO STRUCTURE - BY SECTOR (% OF TOTAL NET ASSETS)

Sit Developing Markets Growth Fund

Portfolio of Investments - December 31, 2009 (Unaudited)

10 LARGEST HOLDINGS

1.	Petrobras
2.	Companhia Vale do Rio Doce, A.D.R.
3.	Samsung Electronics
4.	BHP Billiton, A.D.R.
5.	Rio Tinto
6.	Hon Hai Precision Industry Co., G.D.R.
7.	China Life Insurance Co., A.D.R.
8.	Banco Bradesco S.A.
9.	Tsingtao Brewery
10.	Teva Pharmaceutical, A.D.R.
Total Number of Holdings: 83

Quantity	Name of Issuer Market Value ($)(1)

Common Stocks (97.6%) (2)

Africa/ Middle East (8.0%)
Israel (3.2%)
2,900	Amdocs, Ltd. (Technology Svcs.) (3)	82,737
3,600	NICE Systems Ltd., A.D.R. (Electronic Tech.) (3)	111,744
6,100	Teva Pharmaceutical, A.D.R. (Health Tech.)	342,698
		537,179
South Africa (4.8%)
8,330	Bidvest Group, Ltd. (Consumer Services)	145,534
13,000	MTN Group, Ltd. (Communications)	207,369
5,800	Naspers, Ltd. (Consumer Services)	235,245
5,100	Sasol, A.D.R. (Energy Minerals)	203,694
		791,842
Asia (57.4%)

Australia (6.4%)
6,900	BHP Billiton, A.D.R. (Non-Energy Minerals)	528,402
6,405	Rio Tinto (Non-Energy Minerals)	428,090
500	Rio Tinto, A.D.R, (Non-Energy Minerals)	107,695
		1,064,187
China / Hong Kong (23.5%)
6,300	AsiaInfo Holdings, Inc. (Technology Services) (3)	191,961
5,333	China Life Insurance Co., A.D.R. (Finance)	391,176
104,000	China Oilfield Services, Ltd. (Industrial Svcs.)	123,341
74,500	China Railway Construction Corp. (Producer Manufacturing) (3)	94,924
42,000	China Shenhua Energy Co. (Energy Minerals)	203,864
14,000	China Unicom (Hong Kong), Ltd., A.D.R. (Communications)	183,540

Quantity	Name of Issuer Market Value ($)(1)

1,300	CNOOC, Ltd., A.D.R. (Energy Minerals)	202,085
15,000	Hengan International Group, Ltd. (Consumer Non-Durables)	111,054
24,000	Hongkong Land Holdings, Ltd. (Finance)	118,202
3,400	HSBC Holdings, A.D.R. (Finance)	194,106
135,000	Huabao International Holdings, Ltd. (Consumer Non-Durables)	145,155
3,701	Jinpan International, Ltd. (Producer Mfg.)	176,427
3,400	New Oriental Education & Technology Group, A.D.R. (Consumer Svcs.) (3)	257,074
118,000	PetroChina Co. (Energy Minerals)	140,272
400	PetroChina Co., A.D.R. (Energy Minerals)	47,584
48,808	Ports Design, Ltd. (Retail Trade)	150,473
40,000	Li & Fung, Ltd. (Consumer Durables)	165,364
184,000	Renhe Commercial Holdings (Finance)	41,617
1,600	Standard Chartered (Finance)	40,385
10,000	Sun Hung Kai Properties, Ltd. (Finance)	148,679
4,200	Tencent Holdings, Ltd (Tech. Services)	90,829
158,000	Travelsky Technology, Ltd. (Consumer Svcs.)	159,239
62,000	Tsingtao Brewery (Consumer Non-Durables)	342,922
68,000	Xinao Gas Holdings, Ltd. (Utlities)	174,085
		3,894,358
India * (4.3%)
6,300	ICICI Bank, A.D.R. (Finance)	237,573
2,500	Infosys Technologies, Ltd., A.D.R. (Technology Svcs.)	138,175
7,200	Reliance Industries, G.D.R. (Energy Minerals) (3)	337,465
		713,213
Indonesia (2.0%)
54,500	Astra International (Producer Mfg.)	200,363
3,400	PT Telekomunikasi, A.D.R. (Communications)	135,830
		336,193
Phillipines (1.4%)
451,500	Manila Water Co. (Utilities)	152,948
366,200	SM Prime Holdings, Inc. (Retail Trade)	77,125
		230,073
South Korea (10.2%)
725	Cheil Worldwide, Inc. (Commercial Svcs.)	196,342
9,007	Industrial Bank of Korea (Finance)	108,288
2,371	KB Financial Group (Finance)	120,727
2,048	KB Financial Group, A.D.R. (Finance)	104,141
2,000	POSCO, A.D.R. (Non-Energy Minerals)	262,200
790	Samsung Electronics (Electronic Tech.)	541,727
5,600	Shinhan Financial Group (Finance)	207,223
310	Shinsegae Co., Ltd. (Retail Trade)	143,185
		1,683,833

Quantity	Name of Issuer Market Value ($)(1)

Taiwan (8.7%)
83,766	Cathay Financial Holding Co. (Finance)	155,952
9,975	HTC Corp. (Electronic Technology)	114,279
41,690	Hon Hai Precision Industry Co., G.D.R. (Electronic Technology)	395,786
17,140	Hon Hai Precision Industry Co.	80,156
10,000	MediaTek, Inc. (Electronic Technology)	173,746
112,482	Taiwan Semiconductor Co. (Electronic Tech.)	226,704
16,596	Taiwan Semi., A.D.R. (Electronic Tech.)	189,861
10,000	Young Fast Optoelectronics Co. (Electronic Technology)	109,047
		1,445,531
Thailand (0.9%)
42,000	Bangkok Bank Public Co., Ltd. (Finance)	147,032

Europe (5.9%)

Czech Republic (0.8%)
2,900	CEZ (Utilities)	135,958

Poland (1.6%)
9,000	Central European Distribution Corp. (Consumer Non-Durables) (3)	255,690

Russia (2.6%)
7,300	Gazprom, A.D.R. (Energy Minerals)	184,341
1,500	Gazprom, A.D.R. (Energy Minerals)	37,575
4,300	Mobile Telesystems, A.D.R. (Communications)	210,227
		432,143
United Kingdom (0.9%)
3,448	Anglo American (Non-Energy Minerals)	149,293

Latin America (26.3%)

Brazil (17.6%)
16,700	AES Tiete S.A. (Utilities)	191,602
5,500	AGCO Corp. (Producer Mfg.) (3)	177,870
17,750	Banco Bradesco S.A. (Finance)	370,437
2,100	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, A.D.R. (Retail Trade)	157,752
2,700	Companhia de Bebidas das Americas (Consumer Non-Durables)	272,943
22,300	Companhia Vale do Rio Doce, A.D.R. (Non-Energy Minerals)	647,369
3,883	Embraer de Aeronautica, A.D.R. (Producer Mfg.)	85,853
34,680	Petrobras (Energy Minerals)	729,927
3,000	Petrobras, A.D.R. (Energy Minerals)	143,040
4,300	Vivo Participacoes S.A., A.D.R. (Communications)	133,300
		2,910,093

Quantity	Name of Issuer Market Value ($)(1)

Chile (1.1%)
2,800	Banco Santander Chile, A.D.R. (Finance)	181,384
Guatemala (1.0%)
2,200	Millicom International Cellular (Communications) (3)	162,294
Mexico (4.9%)
6,500	America Movil, A.D.R. (Communications)	305,370
3,800	Grupo Televisa, A.D.R. (Consumer Svcs.)	78,888
4,200	Homex, A.D.R. (Consumer Durables) (3)	141,204
63,040	Wal-Mart de Mexico (Retail Trade)	281,510
		806,972
Peru (1.7%)
8,400	Southern Copper Corp. (Non-Energy Minerals)	276,444
Total common stocks (cost: $9,821,810)		16,153,712

Exchange Traded Funds (1.0%) (2)
25,000	iShares MSCI India* (3)	172,250
(cost: $101,319)

Short-Term Securities (1.0%) (2)
172,766	Wells Fargo Adv. Govt. Fund, 0.01%	172,766
(cost: $172,766)

Total investments in securities (cost: $10,095,895) (4)		$16,498,728

*	The Fund’s total investment in India including the iShares comprises 5.3% of the Fund’s net assets.

See accompanying notes to portfolios of investments on page 44.

Sit Mutual Funds

Notes to Portfolios of Investments (Unaudited)

(1)	Securities are valued by procedures described in note 1 to the financial statements.

(2)	Percentage figures indicate percentage of total net assets.

(3)	Presently non-income producing securities.

(4)	At December 31, 2009, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

	Balanced Fund	Dividend Growth Fund	Global Dividend Growth Fund	Large Cap Growth Fund
Cost for federal income tax purposes	$10,583,178	$54,131,139	$3,083,310	$405,847,011

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	$1,530,238	$6,952,621	$671,277	$49,143,950
Gross unrealized depreciation	(582,255)	(1,346,043)	(18,010)	(9,610,315)

Net unrealized appreciation (depreciation)	$947,983	$5,606,578	$653,267	$39,533,635

	Mid Cap Growth Fund	International Growth Fund	Small Cap Growth Fund	Developing Markets Growth Fund
Cost for federal income tax purposes	$123,529,874	$19,286,243	$53,810,629	$10,095,895

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	$31,109,874	$5,987,305	$14,287,043	$6,883,867
Gross unrealized depreciation	(14,204,240)	(1,055,058)	(6,026,436)	(481,034)

Net unrealized appreciation (depreciation)	$16,905,634	$4,932,247	$8,260,607	$6,402,833

(5)

These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at December 31, 2009, is $68,206 in the Balanced Fund which represents 0.6% of the Fund’s net assets. Each Fund currently limits investments in illquid securities to 15% of net assets.

(6)	This secuitry is being fair-valued according to procedures approved by the Board of Directors.

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Sit Mutual Funds
December 31, 2009

Statements of Assets and Liabilities (Unaudited)

	Balanced Fund	Dividend Growth Fund	Global Dividend Growth Fund

ASSETS
Investments in securities, at identified cost	$10,583,178	$54,131,139	$3,083,310

Investments in securities, at fair value	$11,531,161	$59,737,717	$3,736,577
Accrued interest and dividends receivable	65,884	94,445	4,428
Receivable for investment securities sold	—	169,089	—
Other receivables	—	2,797	633
Receivable for Fund shares sold	—	22,000	—

Total assets	11,597,045	60,026,048	3,741,638

LIABILITIES
Disbursements in excess of cash balances	—	—	—
Payable for investment securities purchased	1,087	83,880	—
Payable for Fund shares redeemed	—	75,891	—
Other payables	5,809	5,608	189
Accrued investment management fees	9,936	50,436	3,769

Total liabilities	16,832	215,815	3,958

Net assets applicable to outstanding capital stock	$11,580,213	$59,810,233	$3,737,680

Net assets consist of:
Capital (par value and paid-in surplus)	$15,528,193	$59,420,323	$3,097,396
Undistributed (distributions in excess of) net investment income	6,278	19,534	1,281
Accumulated net realized gain (loss) from security transactions and foreign currency transactions	(4,902,241)	(5,236,202)	(14,313)
Unrealized appreciation (depreciation) on investments and foreign currency transactions	947,983	5,606,578	653,316

	$11,580,213	$59,810,233	$3,737,680

Outstanding shares:
Common Shares (Class I) *	785,757	2,959,645	241,573
Common Shares (Class S) *	—	2,300,140	81,481

Net assets applicable to outstanding shares:
Common Shares (Class I) *	$11,580,213	$33,685,801	$2,795,153
Common Shares (Class S) *	—	26,124,432	942,527

Net asset value per share of outstanding capital stock:
Common Shares (Class I) *	$14.74	$11.38	$11.57
Common Shares (Class S) *	—	$11.36	$11.57

* Dividend Growth and Global Dividend Growth Funds offer multiple share classes (I and S). All other Funds offer a single share class.

	Large Cap Growth Fund	Mid Cap Growth Fund	International Growth Fund	Small Cap Growth Fund	Developing Markets Growth Fund

ASSETS
Investments in securities, at identified cost	$405,847,011	$123,529,874	$19,286,243	$53,810,629	$10,095,895

Investments in securities, at fair value	$445,380,646	$140,435,508	$24,218,490	$62,071,236	$16,498,728
Accrued interest and dividends receivable	445,094	66,462	86,117	18,495	19,967
Receivable for investment securities sold	—	—	152,604	90,352	43,091
Other receivables	20,549	—	4,161	51,734	6,963
Receivable for Fund shares sold	588,948	166	—	10	4,350

Total assets	446,435,237	140,502,136	24,461,372	62,231,827	16,573,099

LIABILITIES
Disbursements in excess of cash balances	—	121,978	—	—	—
Payable for investment securities purchased	—	—	100,692	—	—
Payable for Fund shares redeemed	336,265	368	—	—	2,340
Other payables	—	151,613	28,220	—	—
Accrued investment management fees	381,300	143,378	35,732	77,470	28,096

Total liabilities	717,565	417,337	164,644	77,470	30,436

Net assets applicable to outstanding capital stock	$445,717,672	$140,084,799	$24,296,728	$62,154,357	$16,542,663

Net assets consist of:
Capital (par value and paid-in surplus)	$449,303,345	$140,009,707	$52,874,560	$92,002,381	$10,854,086
Undistributed (distributions in excess of) net investment income	151,205	(272,296)	5,909	(167,736)	(3,492)
Accumulated net realized gain (loss) from security transactions and foreign currency transactions	(43,270,513)	(16,558,246)	(33,520,149)	(37,940,895)	(710,767)
Unrealized appreciation (depreciation) on investments and foreign currency transactions	39,533,635	16,905,634	4,936,408	8,260,607	6,402,836

	$445,717,672	$140,084,799	$24,296,728	$62,154,357	$16,542,663

Outstanding shares:
Common Shares (Class I) *	11,624,202	11,858,638	1,833,636	1,987,797	776,567
Common Shares (Class S) *	—	—	—	—	—

Net assets applicable to outstanding shares:
Common Shares (Class I) *	$445,717,672	$140,084,799	$24,296,728	$62,154,357	$16,542,663
Common Shares (Class S) *	—	—	—	—	—

Net asset value per share of outstanding capital stock:
Common Shares (Class I) *	$38.34	$11.81	$13.25	$31.27	$21.30
Common Shares (Class S) *	—	—	—	—	—

See accompanying notes to financial statements on page 54.

Sit Mutual Funds
Six Months Ended December 31, 2009

Statements of Operations (Unaudited)

	Balanced Fund	Dividend Growth Fund	Global Dividend Growth Fund
Investment income:
Income:
Dividends *	$81,800	$754,188	$42,023
Interest	132,227	7,778	12
Total income	214,027	761,966	42,035

Expenses (note 3):
Investment management and advisory service fee	56,459	272,080	21,833
12b-1 Fee- Class S	—	27,934	1,075

Total expenses	56,459	300,014	22,908

Less fees and expenses absorbed by investment adviser	—	—	—

Total net expenses	56,459	300,014	22,908

Net investment income (loss)	157,568	461,952	19,127

Realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(504,905)	124,202	26,881
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,996,149	9,033,898	580,024
Realized gain (loss) on foreign currency transactions	—	—	(55)

Net gain (loss) on investments	1,491,244	9,158,100	606,850

Net increase (decrease) in net assets resulting from operations	$1,648,812	$9,620,052	$625,977

* Dividends are net of foreign withholding tax of $1,487, $10,253, and $18,201, in the Global Dividend Growth Fund, International Growth Fund, and Developing Markets Growth Fund, respectively.

	Large Cap Growth Fund	Mid Cap Growth Fund	International Growth Fund	Small Cap Growth Fund	Developing Markets Growth Fund
Investment income:
Income:
Dividends *	$3,378,844	$472,366	$192,348	$282,960	$148,133
Interest	28,535	49,361	89	16,522	478
Total income	3,407,379	521,727	192,437	299,482	148,611

Expenses (note 3):
Investment management and advisory service fee	2,014,505	863,068	219,052	467,218	152,103
12b-1 Fee- Class S	—	—	—	—	—

Total expenses	2,014,505	863,068	219,052	467,218	152,103

Less fees and expenses absorbed by investment adviser	—	(69,045)	(41,442)	—	—

Total net expenses	2,014,505	794,023	177,610	467,218	152,103

Net investment income (loss)	1,392,874	(272,296)	14,827	(167,736)	(3,492)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(3,305,390)	2,688,092	9,873	1,125,832	266,897
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	69,096,155	21,596,671	4,673,761	10,720,583	3,844,791
Realized gain (loss) on foreign currency transactions	—	—	389	—	1,398

Net gain (loss) on investments	65,790,765	24,284,763	4,684,023	11,846,415	4,113,086

Net increase (decrease) in net assets resulting from operations	$67,183,639	$24,012,467	$4,698,850	$11,678,679	$4,109,594

See accompanying notes to financial statements on page 54.

Sit Mutual Funds

Statements of Changes in Net Assets

	Balanced Fund		Dividend Growth Fund
	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Operations:
Net investment income (loss)	$157,568	$325,445	$461,952	$933,863
Net realized gain (loss) on investments	(504,905)	(337,911)	124,202	(5,295,631)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,996,149	(2,232,666)	9,033,898	(5,111,905)
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Net increase (decrease) in net assets resulting from operations	1,648,812	(2,245,132)	9,620,052	(9,473,673)
Distributions to shareholders from (note 1):
Net investment income
Common shares (Class I)	(223,000)	(351,000)	(409,564)	(775,366)
Common shares (Class S)	—	—	(251,436)	(205,634)
Net realized gains on investments
Common shares (Class I)	—	—	—	(1,171,782)
Common shares (Class S)	—	—	—	(242,236)
Total distributions	(223,000)	(351,000)	(661,000)	(2,395,018)
Capital share transactions (note 1):
Proceeds from shares sold
Common shares (Class I)	420,913	657,834	2,319,549	3,213,315
Common shares (Class S)	—	—	10,168,147	13,891,609
Capital share payments (note 4)	—	—	—	—
Reinvested distributions
Common shares (Class I)	221,629	349,158	389,650	1,891,925
Common shares (Class S)	—	—	250,355	446,313
Payments for shares redeemed
Common shares (Class I)	(837,043)	(1,001,363)	(2,643,648)	(7,053,472)
Common shares (Class S)	—	—	(3,667,591)	(12,025,836)
Increase (decrease) in net assets from capital share transactions	(194,501)	5,629	6,816,462	363,854
Total increase (decrease) in net assets	1,231,311	(2,590,503)	15,775,514	(11,504,837)
Net assets
Beginning of period	10,348,902	12,939,405	44,034,719	55,539,556
End of period *	$11,580,213	$10,348,902	$59,810,233	44,034,719
Capital transactions in shares (note 1):
Sold
Common shares (Class I)	29,738	51,967	217,780	336,678
Common shares (Class S)	—	—	974,273	1,516,957
Reinvested distributions
Common shares (Class I)	16,054	26,689	37,743	204,162
Common shares (Class S)	—	—	23,999	47,947
Redeemed
Common shares (Class I)	(58,612)	(73,150)	(244,449)	(737,714)
Common shares (Class S)	—	—	(340,794)	(1,015,342)
Net increase (decrease)	(12,820)	5,506	668,552	352,688
* includes undistributed net investment income	$6,278	$71,710	$19,534	$218,582

	Global Dividend Growth Fund		Large Cap Growth Fund		Mid Cap Growth Fund
	Six months ended December 31, 2009 (Unaudited)	Nine months ended June 30, 2009	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Operations:
Net investment income (loss)	$19,127	36,154	$1,392,874	$2,210,806	($272,296)	($412,308)
Net realized gain (loss) on investments	26,881	(41,176)	(3,305,390)	(26,329,574)	2,688,092	(13,765,942)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	580,024	73,292	69,096,155	(49,550,297)	21,596,671	(55,121,433)
Net realized gain (loss) on foreign currency transactions	(55)	37	—	—	—	—
Net increase (decrease) in net assets resulting from operations	625,977	68,307	67,183,639	(73,669,065)	24,012,467	(69,299,683)
Distributions to shareholders from (note 1):
Net investment income
Common shares (Class I)	(26,721)	(14,403)	(2,475,000)	(1,549,999)	—	—
Common shares (Class S)	(7,279)	(5,597)	—	—	—	—
Net realized gains on investments
Common shares (Class I)	—	—	—	—	—	(1,273,427)
Common shares (Class S)	—	—	—	—	—	—
Total distributions	(34,000)	(20,000)	(2,475,000)	(1,549,999)	—	(1,273,427)
Capital share transactions (note 1):
Proceeds from shares sold
Common shares (Class I)	137,915	2,391,949	116,254,562	239,937,366	1,726,078	4,659,494
Common shares (Class S)	50,075	761,161	—	—	—	—
Capital share payments (note 4)	—	—	—	—	—	—
Reinvested distributions
Common shares (Class I)	26,721	14,403	2,388,780	1,534,522	—	1,236,478
Common shares (Class S)	7,279	5,597	—	—	—	—
Payments for shares redeemed
Common shares (Class I)	(105,487)	(187,353)	(61,704,988)	(129,877,604)	(13,130,460)	(18,725,733)
Common shares (Class S)	—	(4,864)	—	—	—	—
Increase (decrease) in net assets from capital share transactions	116,503	2,980,893	56,938,354	111,594,284	(11,404,382)	(12,829,761)
Total increase (decrease) in net assets	708,480	3,029,200	121,646,993	36,375,220	12,608,085	(83,402,871)
Net assets
Beginning of period	3,029,200	—	324,070,679	287,695,459	127,476,714	210,879,585
End of period *	$3,737,680	3,029,200	$445,717,672	$324,070,679	$140,084,799	$127,476,714
Capital transactions in shares (note 1):
Sold
Common shares (Class I)	12,354	254,371	3,245,390	7,466,350	156,825	469,384
Common shares (Class S)	4,491	76,160	—	—	—	—
Reinvested distributions
Common shares (Class I)	2,611	1,649	63,112	51,719	—	144,280
Common shares (Class S)	715	636	—	—	—	—
Redeemed
Common shares (Class I)	(9,306)	(20,106)	(1,680,577)	(4,148,556)	(1,177,536)	(1,949,894)
Common shares (Class S)	—	(521)	—	—	—	—
Net increase (decrease)	10,865	312,189	1,627,925	3,369,513	(1,020,711)	(1,336,230)
* includes undistributed net investment income	$1,281	16,154	$151,205	$1,233,331	$—	$—

See accompanying notes to financial statements on page 54.

Sit Mutual Funds
Statements of Changes in Net Assets (Continued)

	International Growth Fund		Small Cap Growth Fund
	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Operations:
Net investment income (loss)	$14,827	$255,275	($167,736)	($387,794)
Net realized gain (loss) on investments	9,873	(4,060,944)	1,125,832	(10,097,980)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,673,761	(10,726,201)	10,720,583	(18,542,232)
Net realized gain (loss) on foreign currency transactions	389	925	—	—
Net increase (decrease) in net assets resulting from operations	4,698,850	(14,530,945)	11,678,679	(29,028,006)
Distributions to shareholders from (note 1):
Net investment income
Common shares (Class I)	(228,000)	(350,000)	—	—
Common shares (Class S)	—	—	—	—
Net realized gains on investments
Common shares (Class I)	—	—	—	—
Common shares (Class S)	—	—	—	—
Total distributions	(228,000)	(350,000)	—	—
Capital share transactions (note 1):
Proceeds from shares sold
Common shares (Class I)	287,711	1,017,171	2,402,223	5,188,722
Common shares (Class S)	—	—	—	—
Capital share payments (note 4)	—	201,098	—	—
Reinvested distributions
Common shares (Class I)	225,692	345,271	—	—
Common shares (Class S)	—	—	—	—
Payments for shares redeemed
Common shares (Class I)	(1,696,457)	(3,387,765)	(10,278,899)	(11,335,025)
Common shares (Class S)	—	—	—	—
Increase (decrease) in net assets from capital share transactions	(1,183,054)	(1,824,225)	(7,876,676)	(6,146,303)
Total increase (decrease) in net assets	3,287,796	(16,705,170)	3,802,003	(35,174,309)
Net assets
Beginning of period	21,008,932	37,714,102	58,352,354	93,526,663
End of period *	$24,296,728	$21,008,932	$62,154,357	$58,352,354
Capital transactions in shares (note 1):
Sold
Common shares (Class I)	23,110	87,795	86,404	203,373
Common shares (Class S)	—	—	—	—
Reinvested distributions
Common shares (Class I)	17,496	34,118	—	—
Common shares (Class S)	—	—	—	—
Redeemed
Common shares (Class I)	(134,084)	(313,402)	(352,684)	(447,245)
Common shares (Class S)	—	—	—	—
Net increase (decrease)	(93,478)	(191,489)	(266,280)	(243,872)
* includes undistributed net investment income	$5,909	$219,082	$—	$—

	Developing Markets Growth Fund
	Six months ended December 31, 2009 (Unaudited)	Year ended June 30, 2009
Operations:
Net investment income (loss)	($3,492)	$30,739
Net realized gain (loss) on investments	266,897	(976,513)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,844,791	(7,050,767)
Net realized gain (loss) on foreign currency transactions	1,398	1,492
Net increase (decrease) in net assets resulting from operations	4,109,594	(7,995,049)
Distributions to shareholders from (note 1):
Net investment income
Common shares (Class I)	(34,186)	—
Common shares (Class S)	—	—
Net realized gains on investments
Common shares (Class I)	—	(602,947)
Common shares (Class S)	—	—
Total distributions	(34,186)	(602,947)
Capital share transactions (note 1):
Proceeds from shares sold
Common shares (Class I)	1,242,550	3,132,165
Common shares (Class S)	—	—
Capital share payments (note 4)	—	77,735
Reinvested distributions
Common shares (Class I)	33,593	591,613
Common shares (Class S)	—	—
Payments for shares redeemed
Common shares (Class I)	(2,012,014)	(5,195,466)
Common shares (Class S)	—	—
Increase (decrease) in net assets from capital share transactions	(735,871)	(1,393,953)
Total increase (decrease) in net assets	3,339,537	(9,991,949)
Net assets
Beginning of period	13,203,126	23,195,075
End of period *	$16,542,663	$13,203,126
Capital transactions in shares (note 1):
Sold
Common shares (Class I)	64,318	203,053
Common shares (Class S)	—	—
Reinvested distributions
Common shares (Class I)	1,635	48,099
Common shares (Class S)	—	—
Redeemed
Common shares (Class I)	(107,985)	(325,827)
Common shares (Class S)	—	—
Net increase (decrease)	(42,032)	(74,675)
* includes undistributed net investment income	$—	$34,186

See accompanying notes to financial statements on page 54.

Sit Mutual Funds

Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

Sit Mutual Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. The Sit Developing Markets Growth, Sit Small Cap Growth, Sit Dividend Growth, Sit Global Dividend Growth, Sit International Growth, and Sit Balanced, are series funds of Sit Mutual Funds, Inc.

This report covers the equity funds of the Sit Mutual Funds (the Funds). Each fund has 10 billion authorized shares of capital stock with a par value of $0.001. The investment objective for each Fund is as follows:

Fund	Investment Objective

Balanced	Long-term growth consistent with the preservation of principal and to provide regular income.

Dividend Growth	Provide current income that exceeds the dividend yield of the S&P500 Index and that grows over a period of years. Secondarily, maximize long-term capital appreciation.

Global Dividend Growth

Provide current income that exceeds the dividend yield of a composite index (60% S&P 500 Index &40% MSCI EAFE Index) and that grows over a period of years. Secondarily, maximize long-term capital appreciation.

Large Cap Growth Fund, Inc.	Maximize long-term capital appreciation.

Mid Cap Growth Fund, Inc.	Maximize long-term capital appreciation.

International Growth	Maximize long-term growth.

Small Cap Growth	Maximize long-term capital appreciation.

Developing Markets Growth	Maximize long-term capital appreciation.

The Dividend Growth and Global Dividend Growth Funds offer Class I and Class S shares. Both classes of shares have identical voting, dividend, and liquidation rights. The distribution fee differs among classes, the Class S shares have a 0.25% distribution fee, whereas Class I has no distribution fee. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Funds are summarized below:

Short-Term Trading (Redemption) Fees

The Funds (except Balanced) charge a redemption fee equal to 2.00% of the proceeds on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders and accounted for as an addition to paid in capital.

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Debt securities maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased or sold. Securities gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date or upon the receipt of ex-dividend notification in the case of certain foreign securities. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis.

Line of Credit

The Funds have a $25,000,000 committed line of credit through PNC Bank, N.A., whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary purposes. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus one-hundred basis points (1.00%). The Funds had no borrowings outstanding during the period ended December 31, 2009.

Fair Value Measurements

On April 1, 2008, the Funds adopted the provisions of Accounting Standards Codification (ASC) Topic 820: Fair Value Measurements which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. In April 2009, ASC 820 was amended to provide additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The Funds adopted these amendments effective June 30, 2009. Under ASC 820, various inputs are used in determining the value of the Funds’ investments, primarily inputs using the market approach. These inputs are summarized into three levels and described below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Sit Mutual Funds

Notes to Financial Statements (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value on December 31, 2009:

	Investment in securities (**)
	Level 1	Level 2	Level 3

Fund	Quoted Prices	Other significant observable inputs	Significant unobservable inputs	Total
Balanced

Equity securities(*)	$7,999,914	—	—	$7,999,914
Debt securities issued by the U.S. Treasury and other U.S. govt. corporations and agencies	—	$1,283,294	—	1,283,294
Corporate debt securities	—	1,404,929	—	1,404,929
Residential mortgage-backed securities	—	629,118	—	629,118
Other debt securities	—	213,906	—	213,906

	7,999,914	3,531,247	—	11,531,161

Dividend Growth (*)	59,737,717	—	—	59,737,717
Global Dividend Growth (*)	3,430,105	306,472	—	3,736,577
Large Cap Growth (*)	445,380,646	—	—	445,380,646
Mid Cap Growth (*)	140,435,508	—	—	140,435,508
International Growth (*)	9,482,646	14,735,844	—	24,218,490
Small Cap Growth (*)	62,071,236	—	—	62,071,236
Developing Markets Growth (*)	9,720,150	6,778,578	—	16,498,728

*

For these Funds, 100% of the investment value is comprised of equity securities. See the respective Fund’s Portfolio of Investments for industry and/or geographical classification. Level 2 equity securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.

**

At December 31, 2009, the Funds held no other financial instruments. For the period ended December 31, 2009, the Funds held no assets in which significant unobservable inputs (Level 3) were used in determining fair value.

Foreign Currency Translations and Forward Foreign Currency Contracts

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, Developing Markets Growth and International Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T). Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date. Dividend and interest income includes currency exchange gains (losses) realized between the accrual and payment dates on such income. Exchange gains (losses) may also be realized between the trade and settlement dates on security and forward contract transactions. For securities denominated in foreign currencies, the effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

The Global Dividend Growth, Developing Markets Growth and International Growth Funds may enter into forward foreign currency exchange contracts generally for operational purposes, but the Adviser may occasionally utilize contracts to protect against adverse exchange rate fluctuation. Any gains(losses) generated by these contracts are disclosed separately on the statement of operations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation is determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise returns for the 2006, 2007, and 2008 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

Net investment income and net realized gains differ for financial statement and tax purposes because of losses deferred due to “wash sale” transactions. A “wash sale” occurs when a Fund sells a security that it has acquired within a period beginning thirty days before and ending thirty days after the date of sale (a sixty one day period). The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid during the fiscal years ended June 30, 2009 and 2008 were as follows:

Year Ended June 30, 2009:
	Ordinary Income	Long Term Capital Gain	Total
Balanced	$351,000	—	$351,000
Dividend Growth (Class I)	775,366	1,171,782	1,947,148
Dividend Growth (Class S)	205,634	242,236	447,870
Global Dividend Growth (Class I)	14,403	—	14,403
Global Dividend Growth (Class S)	5,597	—	5,597
Large Cap Growth	1,549,999	—	1,549,999
Mid Cap Growth	—	1,273,427	1,273,427
International Growth	350,000	—	350,000
Small Cap Growth	—	—	—
Developing Markets Growth	—	602,947	602,947

Sit Mutual Funds

Notes to Financial Statements (continued)

Year Ended June 30, 2008:

	Ordinary Income	Long Term Capital Gain	Return of Capital	Total
Balanced	$248,989	—	—	$248,989
Dividend Growth (Class I)	946,131	1,584,828	—	2,530,959
Dividend Growth (Class S)	108,336	157,598	—	265,934
Large Cap Growth	640,031	—	—	640,031
Mid Cap Growth	—	7,032,835	$102,795	7,135,630
International Growth	408,875	—	—	408,875
Small Cap Growth	—	—	—	—
Developing Markets Growth	35,294	241,893	—	277,187

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gain (Loss)	Unrealized Appreciation (Depreciation)
Balanced	$71,710	($4,391,738)	($1,053,764)
Dividend Growth	218,582	(4,972,605)	(3,815,199)
Global Dividend Growth	16,154	(41,139)	73,292
Large Cap Growth	1,233,331	(37,658,451)	(31,869,191)
Mid Cap Growth	—	(19,246,338)	(4,691,037)
International Growth	219,082	(33,527,574)	259,811
Small Cap Growth	—	(39,066,727)	(2,459,975)
Developing Markets Growth	34,186	(941,477)	2,520,461

As of June 30, 2009, for federal income tax purposes, some Funds have capital loss carryovers which, if not offset by subsequent capital gains, will begin to expire as follows:

	Loss Carryover	Expiration Years
Balanced	$4,391,738	2011-2018
Dividend Growth	4,972,605	2017-2018
Global Dividend Growth	41,139	2018
Large Cap Growth	37,658,451	2011-2018
Mid Cap Growth	19,246,338	2010-2018
International Growth	33,527,574	2010-2018
Small Cap Growth	39,066,727	2011-2018
Developing Markets Growth	941,477	2017-2018

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income, if any, are declared and paid quarterly for the Balanced, Dividend Growth and Global Dividend Growth Funds and declared and paid annually for Developing Markets Growth, Small Cap Growth, International Growth, Mid Cap Growth, and Large Cap Growth Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Concentration of Investments

The Developing Markets Growth Fund may concentrate investments in countries with limited or developing capital markets which may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income it generates, as well as the Fund’s ability to repatriate such amounts.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended December 31, 2009, were as follow:

	Purchases ($)	Proceeds ($)
Balanced	2,402,728	1,870,923
Dividend Growth	12,529,058	5,367,037
Global Dividend Growth	414,451	277,649
Large Cap Growth	96,547,004	35,318,734
Mid Cap Growth	12,700,950	22,779,338
International Growth	3,077,267	4,449,961
Small Cap Growth	5,732,882	13,619,025
Developing Markets Growth	1,607,819	2,366,716

Sit Mutual Funds

Notes to Financial Statements (continued)

(3)	Expenses

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates, Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The current fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

	Management Fee	Net of Adviser’s Voluntary Fee Waiver
Balanced	1.00%	1.00%
Dividend Growth Fund Class I and Class S	1.00%	1.00%
Global Dividend Growth Fund Class I and Class S	1.25%	1.25%
Large Cap Growth	1.00%	1.00%
Mid Cap Growth	1.25%	1.15%
International Growth	1.85%	1.50%
Small Cap Growth	1.50%	1.50%
Developing Markets Growth	2.00%	2.00%

SIA is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, 12b-1 fees and other transaction charges relating to investing activities).

In addition to the annual management fees, the Class S shares of Global Dividend Growth and Dividend Growth Funds also have a 0.25% annual distribution (12b-1) fee, which is used to pay for distribution fees related to the sale and distribution of its shares.

For the period through December 31, 2010, the Adviser has agreed to limit the management fee of the Mid Cap Growth Fund and International Growth Fund to 1.15% and 1.50% of the Fund’s average daily net assets, respectively.

Transactions with affiliates
The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of December 31, 2009:

	Shares	% Shares Outstanding
Balanced	209,101	26.6
Dividend Growth	616,741	11.7
Global Dividend Growth	231,306	71.6
Large Cap Growth	322,197	2.8
Mid Cap Growth	2,870,327	24.2
International Growth	639,357	34.9
Small Cap Growth	718,310	36.1
Developing Markets Growth	149,819	19.3

(4)	Capital Share Payments

The International Growth and Developing Markets Growth Funds received proceeds of $201,098 and $77,735, respectively from market timing settlements paid to the Funds during the year ended June 30, 2009. These amounts are separately reflected on the statements of changes in net assets and in the financial highlights.

(5)	Subsequent Events

In May 2009, the Financial Accounting Standards Board (FASB) issued ASC Topic 855: Subsequent Events effective for interim and annual periods ending after June 15, 2009. ASC 855 provides additional guidance for determining when an entity should recognize or disclose events or transactions occurring after the balance sheet date. The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through February 19, 2010, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sit Balanced Fund

Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)

			Years Ended June 30,
			2009	2008	2007	2006
Net Asset Value:
Beginning of period	$12.96		$16.32	$16.93	$15.14	$14.53
Operations:
Net investment income (1)	.20		.41	.38	.34	.28
Net realized and unrealized gains (losses) on investments	1.77		(3.32)	(.66)	1.78	.59
Total from operations	1.97		(2.91)	(.28)	2.12	.87
Distributions to Shareholders:
From net investment income	(.19)		(.45)	(.33)	(.33)	(.26)
From net realized gains	—		—	—	—	—
Total distributions	(.19)		(.45)	(.33)	(.33)	(.26)
Net Asset Value:
End of period	$14.74		$12.96	$16.32	$16.93	$15.14
Total investment return (2)	16.07%		(17.84%)	(1.72%)	14.24%	6.03%
Net assets at end of period (000’s omitted)	$11,580		$10,349	$12,939	$12,529	$11,617

Ratios:
Expenses to average daily net assets (3)	1.00	% (4)	1.00%	1.00%	1.00%	1.00%
Net investment income to average daily net assets	2.79	% (4)	3.12%	2.22%	2.13%	1.84%

Portfolio turnover rate (excluding short-term securities)	17.11%		30.26%	54.96%	41.63%	50.00%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	Percentages are adjusted to an annual rate.

Sit Dividend Growth Fund Class I

Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)

			Years Ended June 30,
			2009		2008		2007		2006
Net Asset Value:
Beginning of period	$9.60		$13.11		$14.42		$12.26		$11.18
Operations:
Net investment income (loss) (1)	.10		.23		.23		.24		.25
Net realized and unrealized gains (losses) on investments	1.77		(3.09)		(.63)		2.35		1.20
Total from operations	1.87		(2.86)		(.40)		2.59		1.45
Distributions to Shareholders:
From net investment income	(.09)		(.26)		(.22)		(.23)		(.23)
From net realized gains	—		(.39)		(.69)		(.20)		(.14)
Total distributions	(.09)		(.65)		(.91)		(.43)		(.37)
Net Asset Value:
End of period	$11.38		$9.60		$13.11		$14.42		$12.26
Total investment return (2)	20.14%		(21.59%)		(3.06%)		21.48%		13.20%
Net assets at end of period (000’s omitted)	$33,686		$28,305		$41,239		$37,674		$24,137

Ratios:
Expenses to average daily net assets (3)	1.00	% (5)	1.00%		1.00%		1.00%		1.00%
Net investment income (loss) to average daily net assets	1.80	% (5)	2.35%		1.68%		1.81%		2.09%
Portfolio turnover rate (excluding short-term securities)	10.31	% (4)	69.10	% (4)	38.86	% (4)	34.02	% (4)	41.28	% (4)

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	The portfolio turnover rate presented is for the entire Fund.

(5)	Percentages are adjusted to an annual rate.

See accompanying notes to financial statements on page 54.

Sit Dividend Growth Fund Class S
Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)		Year Ended June 30, 2009		Year Ended June 30, 2008		Year Ended June 30, 2007		Three months Ended June 30, 2006
Net Asset Value:
Beginning of period	$9.58		$13.08		$14.39		$12.26		$12.28
Operations:
Net investment income (loss) (1)	.08		.21		.20		.21		.05
Net realized and unrealized gains (losses) on investments	1.78		(3.09)		(.63)		2.33		(.02)
Total from operations	1.86		(2.88)		(.43)		2.54		.03
Distributions to Shareholders:
From net investment income	(.08)		(.23)		(.19)		(.21)		(.05)
From net realized gains	—		(.39)		(.69)		(.20)		—
Total distributions	(.08)		(.62)		(.88)		(.41)		(.05)
Net Asset Value:
End of period	$11.36		$9.58		$13.08		$14.39		$12.26
Total investment return (2)	19.99%		(21.79%)		(3.27%)		21.02%		0.27%
Net assets at end of period (000’s omitted)	$26,124		$15,730		$14,300		$2,823		$48

Ratios:
Expenses to average daily net assets (3)	1.25	% (5)	1.25%		1.25%		1.25%		1.25	% (5)
Net investment income (loss) to average daily net assets	1.55	% (5)	2.10%		1.43%		1.56%		1.84	% (5)

Portfolio turnover rate (excluding short-term securities)	10.31	% (4)	69.10	% (4)	38.86	% (4)	34.02	% (4)	41.28	% (4)

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	The portfolio turnover rate presented is for the entire fund.

(5)	Percentages are adjusted to an annual rate.

Sit Global Dividend Growth Fund Class I

Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)		Nine months Ended June 30, 2009
Net Asset Value:
Beginning of period	$9.70		$10.00
Operations:
Net investment income (loss) (1)	.06		.15
Net realized and unrealized gains (losses) on investments	1.87		(.36)
Total from operations	1.93		(.21)
Distributions to Shareholders:
From net investment income	(.06)		(.09)
From net realized gains	—		—
Total distributions	(.06)		(.09)
Net Asset Value:
End of period	$11.57		$9.70
Total investment return (2)	20.59%		(2.06%)
Net assets at end of period (000’s omitted)	$2,795		$2,290

Ratios:
Expenses to average daily net assets (3)	1.25	% (5)	1.25	% (5)
Net investment income (loss) to average daily net assets	1.16	% (5)	2.30	% (5)

Portfolio turnover rate (excluding short-term securities)	8.28	% (4)	17.69	% (4)

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	The portfolio turnover rate presented is for the entire fund.

(5)	Percentages are adjusted to an annual rate.

See accompanying notes to financial statements on page 54.

Sit Global Dividend Growth Fund Class S
Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)		Nine months Ended June 30, 2009
Net Asset Value:
Beginning of period	$9.70		$10.00
Operations:
Net investment income (loss) (1)	.05		.13
Net realized and unrealized gains (losses) on investments	1.87		(.36)
Total from operations	1.92		(.23)
Distributions to Shareholders:
From net investment income	(.05)		(.07)
From net realized gains	—		—
Total distributions	(.05)		(.07)
Net Asset Value:
End of period	$11.57		$9.70
Total investment return (2)	20.42%		(2.18%)
Net assets at end of period (000’s omitted)	$943		$740

Ratios:
Expenses to average daily net assets (3)	1.50	% (5)	1.50	% (5)
Net investment income (loss) to average daily net assets	0.91	% (5)	2.05	% (5)

Portfolio turnover rate (excluding short-term securities)	8.28	% (4)	17.69	% (4)

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	The portfolio turnover rate presented is for the entire fund.

(5)	Percentages are adjusted to an annual rate.

Sit Large Cap Growth Fund

Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)

			Years Ended June 30,
			2009	2008	2007	2006
Net Asset Value:
Beginning of period	$32.42		$43.41	$43.99	$37.60	$34.27
Operations:
Net investment income (loss) (1)	.13		.28	.20	.24	.17
Net realized and unrealized gains (losses) on investments	6.01		(11.05)	(.65)	6.43	3.23
Total from operations	6.14		(10.77)	(.45)	6.67	3.40
Distributions to Shareholders:
From net investment income	(.22)		(.22)	(.13)	(.28)	(.07)
From net realized gains	—		—	—	—	—
Total distributions	(.22)		(.22)	(.13)	(.28)	(.07)
Net Asset Value:
End of period	$38.34		$32.42	$43.41	$43.99	$37.60
Total investment return (2)	18.93%		(24.77%)	(1.03%)	17.79%	9.91%
Net assets at end of period (000’s omitted)	$445,718		$324,071	$287,695	$125,741	$101,873

Ratios:
Expenses to average daily net assets (3)	1.00	% (4)	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) to average daily net assets	0.69	% (4)	0.85%	0.46%	0.59%	0.46%

Portfolio turnover rate (excluding short-term securities)	9.20%		27.98%	21.97%	27.80%	23.71%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	Percentages are adjusted to an annual rate.

Sit Mid Cap Growth Fund

Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)

		Years Ended June 30,
		2009	2008	2007	2006
Net Asset Value:
Beginning of period	$9.90	$14.83	$15.71	$13.01	$11.28
Operations:
Net investment income (loss) (1)	(.02)	(.03)	(.07)	(.04)	—
Net realized and unrealized gains (losses) on investments	1.93	(4.81)	(.31)	2.74	1.73
Total from operations	1.91	(4.84)	(.38)	2.70	1.73
Distributions to Shareholders:
From net investment income	—	—	—	—	—
From net realized gains	—	(.09)	(.50)	—	—
Total distributions	.00	(.09)	(.50)	—	—
Net Asset Value:
End of period	$11.81	$9.90	$14.83	$15.71	$13.01
Total investment return (2)	19.29%	(32.51%)	(2.63%)	20.75%	15.34%
Net assets at end of period (000’s omitted)	$140,085	$127,477	$210,880	$205,256	$191,541

Ratios (3):
Expenses (without waiver) (4)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) (4)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) (without waiver)	(0.49%)	(0.40%)	(0.52%)	(0.41%)	(0.13%)
Net investment income (loss) (with waiver)	(0.39%)	(0.30%)	(0.42%)	(0.31%)	(0.03%)

Portfolio turnover rate (excluding short-term securities)	9.45%	18.07%	34.61%	40.08%	32.48%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

Percentages for the period ended December 31, 2009 are adjusted to an annual rate.
The ratio information is calculated based on average daily net assets.
Total Fund expenses are limited to 1.25% of average daily net assets.
However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit International Growth Fund

Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)

		Years Ended June 30,
		2009	2008	2007	2006
Net Asset Value:
Beginning of period	$10.90	$17.80	$18.70	$15.48	$12.31
Operations:
Net investment income (loss) (1)	.01	.13	.15	.20	.14
Net realized and unrealized gains (losses) on investments	2.46	(6.95)	(.85)	3.17	3.10
Total from operations	2.47	(6.82)	(.70)	3.37	3.24
Capital share payments (5)	—	.10	—	—	—
Distributions to Shareholders:
From net investment income	(.12)	(.18)	(.20)	(.15)	(.07)
From net realized gains	—	—	—	—	—
Total distributions	(.12)	(.18)	(.20)	(.15)	(.07)
Net Asset Value:
End of period	$13.25	$10.90	$17.80	$18.70	$15.48
Total investment return (2)	22.73%	(37.71%)	(3.82%)	21.87%	26.37%
Net assets at end of period (000’s omitted)	$24,297	$21,009	$37,714	$39,511	$34,700

Ratios (3):
Expenses (without waiver) (4)	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses (with waiver) (4)	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss) (without waiver)	(0.22%)	0.74%	0.43%	0.84%	0.60%
Net investment income (loss) (with waiver)	0.13%	1.09%	0.78%	1.19%	0.95%

Portfolio turnover rate (excluding short-term securities)	13.38%	33.12%	16.83%	17.25%	20.21%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

Percentages for the period ended December 31, 2009 are adjusted to an annual rate.
The ratio information is calculated based on average daily net assets.
Total Fund expenses are limited to 1.85% of average daily net assets.
However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(5)	The Fund received proceeds during the year from market timing settlements as described in footnote 4 to the financial statements.

See accompanying notes to financial statements on page 54.

Sit Small Cap Growth Fund
Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)

			Years Ended June 30,
			2009	2008	2007	2006
Net Asset Value:
Beginning of period	$25.89		$37.44	$40.14	$33.46	$27.74
Operations:
Net investment income (loss) (1)	(.08)		(.16)	(.37)	(.27)	(.23)
Net realized and unrealized gains (losses) on investments	5.46		(11.39)	(2.33)	6.95	5.95
Total from operations	5.38		(11.55)	(2.70)	6.68	5.72
Distributions to Shareholders:
From net investment income	—		—	—	—	—
From net realized gains	—		—	—	—	—
Total distributions	—		—	—	—	—
Net Asset Value:
End of period	$31.27		$25.89	$37.44	$40.14	$33.46
Total investment return (2)	20.78%		(30.85%)	(6.73%)	19.96%	20.62%
Net assets at end of period (000’s omitted)	$62,154		$58,352	$93,527	$105,800	$106,977

Ratios:
Expenses to average daily net assets (3)	1.50	% (4)	1.50%	1.50%	1.50%	1.50%
Net investment income (loss) to average daily net assets	(0.54	%)(4)	(0.61%)	(0.93%)	(0.79%)	(0.67%)

Portfolio turnover rate (excluding short-term securities)	9.46%		26.19%	37.20%	38.79%	54.73%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	Percentages are adjusted to an annual rate.

Sit Developing Markets Growth Fund

Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)

			Years Ended June 30,
			2009	2008	2007	2006
Net Asset Value:
Beginning of period	$16.13		$25.97	$24.94	$17.38	$12.97
Operations:
Net investment income (loss) (1)	—		.04	(.07)	.05	.04
Net realized and unrealized gains (losses) on investments	5.21		(9.15)	1.41	7.56	4.43
Total from operations	5.21		(9.11)	1.34	7.61	4.47
Capital share payments (4)	—		.09	—	—	—
Distributions to Shareholders:
From net investment income	(.04)		—	(.04)	(.05)	(.06)
From net realized gains	—		(.82)	(.27)	—	—
Total distributions	(.04)		(.82)	(.31)	(.05)	(.06)
Net Asset Value:
End of period	$21.30		$16.13	$25.97	$24.94	$17.38
Total investment return (2)	32.34%		(33.73%)	5.26%	43.82%	34.47%
Net assets at end of period (000’s omitted)	$16,543		$13,203	$23,195	$18,430	$13,057

Ratios:
Expenses to average daily net assets (3)	2.00	% (5)	2.00%	2.00%	2.00%	2.00%
Net investment income (loss) to average daily net assets	(0.05	%)(5)	0.24%	(0.27%)	0.25%	0.24%

Portfolio turnover rate (excluding short-term securities)	10.91%		13.56%	9.40%	16.25%	27.38%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	The Fund received proceeds during the year from market timing settlements as described in footnote 4 to the financial statements.

(5)	Percentages are adjusted to an annual rate.

See accompanying notes to financial statements on page 54.

Expense Example (Unaudited)

          As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 to December 31, 2009.

Actual Expenses
          The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
          The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

Balanced Fund	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (7/1/09 - 12/31/09)
Actual	$1,000.00	$1,060.70	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.09
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

Dividend Growth Fund Class I	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (7/1/09 - 12/31/09)
Actual	$1,000.00	$1,201.40	$5.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.09
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

Dividend Growth Fund Class S	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (7/1/09 - 12/31/09)
Actual	$1,000.00	$1,199.90	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.36
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

Global Dividend Growth Fund Class I	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (10/1/09 - 12/31/09)
Actual	$1,000.00	$1,205.90	$6.95
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.36
*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-quarter year period.)

Global Dividend Growth Fund Class S	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (10/1/09 - 12/31/09)
Actual	$1,000.00	$1,204.20	$8.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.63
*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-quarter year period.)

Large Cap Growth Fund	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (7/1/09 - 12/31/09)
Actual	$1,000.00	$1,189.30	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.09
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

Mid Cap Growth Fund	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (7/1/09 - 12/31/09)
Actual	$1,000.00	$1,192.90	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.85
*Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

Expense Example (Continued)

International Growth Fund	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (7/1/09 - 12/31/09)
Actual	$1,000.00	$1,227.30	$8.42
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.63
*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

Small Cap Growth Fund	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (7/1/09 - 12/31/09)
Actual	$1,000.00	$1,027.80	$8.35
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.63
*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

Developing Markets Growth Fund	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Expenses Paid During Period* (7/1/09 - 12/31/09)
Actual	$1,000.00	$1,323.40	$11.71
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.16
*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

This page has been left blank intentionally.

Additional Information

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting polices and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available 1) without charge upon request by calling the Funds at 1-800-332-5580; and 2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds’ annual and semi-annual reports include complete lists of each portfolio’s holdings. For the first and third quarters of each fiscal year, the Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) on Forms N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Funds’ Forms N-Q is also available without charge upon request by calling the Funds at 1-800-332-5580.

RE-APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At their joint meeting held on October 19, 2009 the Boards of Directors of the Sit Mutual Funds unanimously approved the continuation for another one year period the investment management agreements entered into by and between Sit Investment Associates, Inc. (“SIA”) and Sit Mid Cap Growth Fund, Inc. dated November 1, 1996; Sit Large Cap Growth Fund, Inc. dated November 1, 1996; and Sit Mutual Funds Inc., dated November 1, 1992; (the “Agreements”).

The Boards approved the Agreements after a lengthy discussion and consideration of various factors relating to the Boards’ selection of SIA as the investment adviser, and the Boards’ approval of the fees to be paid under the Agreements.

Investment Adviser Criteria. The Directors began their analysis by discussing their criteria for determining the quality of an investment adviser. The Directors’ noted that their analysis is similar to that used by institutional investors in evaluating and selecting investment advisers. The Directors discussed several factors used to determine the overall quality of an investment adviser, including the following:

Investment Philosophy and Process. The Directors considered SIA’s philosophy of managing assets. With respect to equity securities, SIA identifies growth-oriented securities issued by companies with the potential for earnings growth at a faster rate than the general economy and market index. SIA believes that earnings growth is the primary determinant of superior long-term returns for equity securities, and invests in companies it believes exhibit above market and consistent growth as well as conservative and cyclical growth companies. SIA’s actively managed portfolios not only concentrate on the best growth opportunities but do so at reasonable valuation levels. The Directors determined that the Stock Funds’ investment objectives are consistent with SIA’s investment philosophy and growth style. The Directors reviewed the Stock Funds’ portfolio characteristics, and noted that SIA has consistently managed the Stock Funds in a growth style and the Directors found no indication of style drift away from growth stocks over market cycles. The Directors noted that in recent years during which growth stocks have generally under-performed relative to value stocks, many funds with a stated growth style objective have actually strayed from the growth style and invested a portion of their portfolios in value stocks. This has been especially true with funds investing in international equity securities. In these instances, the Stock Funds may at times not rank favorably in comparisons with other funds investing in value stocks because the Stock Funds were disciplined in maintaining their growth style.

The Directors discussed SIA’s consistent and well-defined investment process. With respect to equity securities, SIA utilizes a team based top-down and bottom-up investment decision making process.

Investment Professionals. The Directors discussed the experience, knowledge and organizational stability of SIA and its investment professionals. The Directors noted that SIA’s senior professionals are actively involved in the investment process and have significant investment industry experience.

The Directors discussed the depth of SIA’s investment staff. The Directors noted that SIA has over 30 investment professionals. Given the investment products offered by SIA and the assets under management, the Directors determined that SIA’s investment staff is well positioned to meet the current needs of its clients, including the Funds, and to accommodate growth in the number of clients and assets under management for the near future. The Directors concluded that the depth of the investment staff, and in particular senior management and investment analysts, is actually greater than the Funds currently require at their present asset size. The Directors noted that SIA has the resources of a $8.4 billion investment firm working for the benefit of the Fund shareholders.

Investment Performance. The Directors reviewed and discussed the Funds’ investment performance on an absolute and comparable basis for various periods as discussed below. The Directors noted that the investment performance of the Funds has generally been competitive with indices and other funds with similar investment styles as the Funds, such as equity growth funds.

Corporate Culture. The Directors discussed SIA’s corporate values to operate under the highest ethical and professional standards. SIA’s culture is set and practiced by senior management who insist that all professionals exhibit honesty and integrity. The Board noted that the firm’s values are evident in all of the services provided to the Funds.

Review of Specific Factors. The Directors continued their analysis by reviewing specific information on SIA and the Funds and specific terms of the Agreements, including the following.

Investment Performance. The Directors reviewed investment performance of each Fund for 1 month, 3 months, 6 months, year-to-date, 1 year, 5 years (as applicable), 10 years (as applicable) and since inception, both on an absolute basis and on a comparative basis to indices and mutual funds within the same investment categories. As noted above, the Directors concluded that the investment performance of the Funds has been competitive in relation to their stated objectives and strategies on a comparable basis with funds with similar objectives and strategies.

Additional Information (Continued)

Fees and Expenses. The Directors noted that the Funds pay SIA a monthly fee and SIA is responsible for all of the Funds’ expenses, except fees paid under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class S shares of Sit Dividend Growth Fund and Sit Global Dividend Growth Fund, interest, brokerage commissions and transaction charges and certain extraordinary expenses. The Directors reviewed fees paid in prior years and the fees to be paid under the Agreements, both before and after the voluntary waiver of fees by SIA with respect to the Mid Cap Growth Fund and International Growth Fund. The Directors reviewed the average and median expense ratios of mutual funds within the same investment category for each Fund. The Directors noted that each Fund’s total expense ratio compares favorably to the total expense ratios of other no-load funds within the Fund’s Morningstar category, and are lower than the average total expense ratio for the full Morningstar category. The Directors concluded that the fees paid by the Funds are reasonable and appropriate.

The Directors reviewed the extent to which the fees to be paid under the Agreements by each Fund may be affected by an increase in the Fund’s assets, which included reviewing each Fund’s current and historical assets and the likelihood and magnitude of future increases in the Fund’s assets. It was noted that two of the fixed-income funds have tiered investment fee schedules after SIA’s voluntary fee waiver. The Directors agreed that it is appropriate that the Funds benefit from improved economies of scale as the Funds’ assets increase. However, the Directors concluded that given the limited size of the Funds, negotiating a graduated fee structure for each Fund is unnecessary since it is unlikely that the size of the Funds will increase enough to justify a graduated fee schedule within the near future.

The Directors reviewed the expenses paid by SIA relating to the operations of the Funds, and SIA’s income with respect to the management of the Funds for the past two calendar years. The Directors concluded that the expenses paid were appropriate.

The Directors reviewed SIA’s investment advisory fee schedule for investment management services provided to other clients. The Directors compared the services provided to the Funds and other clients of SIA, and recognized that the Funds’ expenses are borne by SIA except as noted above. The Directors concluded that the fees paid by the Funds in relation to the fees paid by other SIA clients were appropriate and reasonable. The Directors also concluded that SIA’s profit margin with respect to the management of the Funds was appropriate.

The Directors discussed the extent to which SIA receives benefits from the relationship with the Funds such as soft dollar arrangements by which brokers provide research services to SIA as a result of brokerage generated by the Funds. The Board concluded that any benefits SIA receives from its relationship with the Funds are well within industry norms and are reflected in the amount of the fees paid by the Funds to SIA and are appropriate and reasonable.

Non-Advisory Services. The Directors considered the quality of non-advisory services which SIA provides to the Funds (and their shareholders) and the quality and depth of SIA’s non-investment personnel who provide such services. Directors concluded that the level of such services and the quality and depth of such personnel are consistent with industry standards.

Finally, the Directors considered the compliance staff and the regulatory history of SIA and the Funds, and concluded that both are consistent with industry standards.

A Look at Sit Mutual Funds

          Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the United States. Sit Investment Associates currently manages approximately $8.6 billion for some of America’s largest corporations, foundations and endowments.

          Sit Mutual Funds are comprised of no-load Funds. The Stock Funds, excluding the Balanced Fund, charge a 2% redemption fee on shares held less than 30 days.

Sit Mutual Funds offer:
•	Free telephone exchange
•	Dollar-cost averaging through an automatic investment plan
•	Electronic transfer for purchases and redemptions
•	Free checkwriting privileges on Bond Funds
•	Retirement accounts including IRAs and 401(k) plans

S E M I - A N N U A L  R E P O R T  S T O C K  F U N D S
Six Months Ended December 31, 2009

INVESTMENT ADVISER
Sit Investment Associates, Inc.
3300 IDS Center, 80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

DISTRIBUTOR
SIA Securities Corp.
3300 IDS Center, 80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN
PFPC Trust Company
P.O. Box 9763
Providence, RI 02940

TRANSFER AGENT AND
DISBURSING AGENT
PNC Global Investment Servicing
P.O. Box 9763
Providence, RI 02940

AUDITORS KPMG LLP 90 South Seventh Street, Suite 4200 Minneapolis, MN 55402 LEGAL COUNSEL Dorsey & Whitney LLP 50 South Sixth Street, Suite 1500 Minneapolis, MN 55402

          www.sitfunds.com

Item 2: Code of Ethics. Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10: Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date February 25, 2010

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman
Date February 25, 2010

Item 2: Code of Ethics. Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10: Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date February 25, 2010

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman
Date February 25, 2010

Item 2: Code of Ethics. Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date February 25, 2010

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman
Date February 25, 2010